UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC INVESTOR FUNDS

(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments.

HSBC INVESTOR GROWTH FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

Value ($)

Investment Company— 100.0%
Affiliated Portfolios— 100.0%
HSBC Investor Growth Portfolio	60,338,579

TOTAL INVESTMENTS — 100.0%	60,338,579

Percentages indicated are based on net assets of $60,325,810.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR MID-CAP FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks – 98.1%
Aerospace & Defense – 2.7%
Elbit Systems Ltd.	850	46,759
ITT Corp.	3,750	176,700
L-3 Communications Holdings, Inc.	1,450	105,908
Precision Castparts Corp.	850	103,861

		433,228

Auto Components – 2.0%
BorgWarner, Inc. (a)	7,350	322,371

Biotechnology – 1.4%
BioMarin Pharmaceuticals, Inc. (a)	10,650	232,703

Capital Markets – 2.2%
Affiliated Managers Group, Inc. (a)	2,850	201,865
Eaton Vance Corp.	5,075	152,047

		353,912

Chemicals – 2.7%
Airgas, Inc.	3,750	244,837
Valspar Corp. (The)	6,000	188,460

		433,297

Commercial Banks – 3.9%
Comerica, Inc.	2,200	84,392
Fifth Third Bancorp	14,350	182,389
FirstMerit Corp.	9,650	190,201
Signature Bank (a)	4,600	176,824

		633,806

Commercial Services & Supplies – 1.4%
Stericycle, Inc. (a)	3,575	225,225

Construction & Engineering – 1.9%
Shaw Group, Inc. (The) (a)	6,450	206,658
URS Corp. (a)	2,550	102,995

		309,653

Consumer Finance – 0.8%
EZCORP, Inc., Class A (a)	6,600	131,340

Containers & Packaging – 1.6%
Crown Holdings, Inc. (a)	9,350	260,211

Distributors – 2.8%
Genuine Parts Co.	4,250	182,028
LKQ Corp. (a)	13,625	269,502

		451,530

Diversified Consumer Services – 0.9%
New Oriental Education & Technology Group, Inc. ADR (a)	1,500	146,700

Diversified Financial Services – 1.3%
MSCI, Inc., Class A (a)	6,700	216,209

Electric Utilities – 3.5%
ITC Holdings Corp.	3,325	188,660
Northeast Utilities	8,725	242,904
Portland General Electric Co.	7,050	134,655

		566,219

Electrical Equipment – 0.6%
American Superconductor Corp. (a)	3,350	101,003

Electronic Equipment, Instruments & Components – 1.2%
Itron, Inc. (a)	2,950	191,957

Energy Equipment & Services – 2.7%
Atwood Oceanics, Inc. (a)	5,900	160,480
Core Laboratories N.V.	3,600	278,100

		438,580

Food Products – 2.1%
J.M. Smucker Co. (The)	2,800	172,004
TreeHouse Foods, Inc. (a)	3,550	169,299

		341,303

Health Care Equipment & Supplies – 4.2%
Haemonetics Corp. (a)	2,900	160,225
Intuitive Surgical, Inc. (a)	300	98,511
ResMed, Inc. (a)	4,100	269,329
West Pharmaceutical Services, Inc.	3,900	141,726

		669,791

Health Care Providers & Services – 3.6%
Amedisys, Inc. (a)	3,550	93,259
Catalyst Health Solutions, Inc. (a)	4,250	146,965
DaVita, Inc. (a)	3,050	174,826
Laboratory Corp. of America Holdings (a)	2,225	162,380

		577,430

Hotels, Restaurants & Leisure – 2.5%
Chipotle Mexican Grill, Inc., Class A (a)	1,600	236,640
Choice Hotels International, Inc.	4,900	161,749

		398,389

Household Durables – 1.2%
Tupperware Brands Corp.	4,750	187,103

Household Products – 1.3%
Church & Dwight Co., Inc.	3,100	205,437

Insurance – 3.8%
Axis Capital Holdings Ltd.	5,800	180,786
Lincoln National Corp.	7,500	195,300
Proassurance Corp. (a)	3,900	232,089

		608,175

Internet Software & Services – 1.1%
Akamai Technologies, Inc. (a)	4,650	178,374

IT Services – 3.7%
Cognizant Technology Solutions Corp. (a)	5,425	295,988
Fiserv, Inc. (a)	3,600	180,360
Teradata Corp. (a)	4,000	127,200

		603,548

Life Sciences Tools & Services – 1.4%
Mettler-Toledo International, Inc. (a)	1,950	227,760

Machinery – 4.1%
AGCO Corp. (a)	1,750	60,830

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR MID-CAP FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Shares	Value ($)

Common Stocks, continued
Machinery, continued
Eaton Corp.	1,450	113,767
Flowserve Corp.	2,100	208,236
Joy Global, Inc.	1,900	112,803
Valmont Industries, Inc.	2,400	170,520

		666,156

Media – 2.6%
Discovery Communications, Inc., Class C (a)	3,700	127,206
Liberty Media-Starz, Series A (a)	2,950	161,925
Regal Entertainment Group, Class A	10,200	136,170

		425,301

Metals & Mining – 1.0%
Compass Minerals International, Inc.	2,200	155,518

Multi-Utilities – 1.4%
NorthWestern Corp.	8,000	225,600

Oil, Gas & Consumable Fuels – 5.0%
Atlas Energy, Inc. (a)	6,562	194,170
Denbury Resources, Inc. (a)	9,800	155,232
EQT Corp.	5,425	198,989
SandRidge Energy, Inc. (a)	17,675	104,283
Southwestern Energy Co. (a)	4,050	147,622

		800,296

Professional Services – 1.6%
IHS, Inc., Class A (a)	4,100	259,571

Real Estate Investment Trusts (REITs) – 6.5%
Annaly Capital Management, Inc.	10,700	186,180
Corporate Office Properties Trust	3,700	138,750
Digital Realty Trust, Inc.	4,600	290,812
Essex Property Trust, Inc.	1,700	178,687
Macerich Co. (The)	6,100	252,845

		1,047,274

Road & Rail – 1.3%
Kansas City Southern (a)	5,850	214,695

Semiconductors & Semiconductor Equipment – 4.1%
ARM Holdings plc ADR	15,350	237,157
Cree, Inc. (a)	3,250	230,230
Microchip Technology, Inc.	6,500	197,925

		665,312

Software – 4.9%
Check Point Software Technologies Ltd. (a)	3,450	117,369
FactSet Research Systems, Inc.	2,050	153,750
McAfee, Inc. (a)	3,600	119,160
MICROS Systems, Inc. (a)	5,250	187,845
Solera Holdings, Inc.	5,500	208,890

		787,014

Specialty Retail – 4.6%
Aeropostale, Inc. (a)	6,000	170,580
CarMax, Inc. (a)	4,700	99,170
GameStop Corp., Class A (a)	9,725	194,986
Guess?, Inc.	1,100	39,270
O’Reilly Automotive, Inc. (a)	2,900	142,912
Tiffany & Co.	2,400	100,968

		747,886

Wireless Telecommunication Services – 2.5%
American Tower Corp., Class A (a)	5,400	249,696
NII Holdings, Inc. (a)	3,950	147,967

		397,663

TOTAL COMMON STOCKS (COST $13,270,061)		15,837,540

Investment Companies – 2.2%
Midcap SPDR Trust Series 1	960	132,432
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.03% (b)	228,153	228,153

TOTAL INVESTMENT COMPANIES (COST $358,762)		360,585

TOTAL INVESTMENTS (COST $13,628,823) — 100.3%		16,198,125

Percentages indicated are based on net assets of $16,146,385.
ADR	American Depositary Receipt
plc	Public Limited Company
SPDR	Standard & Poor’s Depositary Receipt
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2010.

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR OPPORTUNITY FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

Value ($)

Investment Company— 100.1%
Affiliated Portfolios— 100.1%
HSBC Investor Opportunity Portfolio	11,096,090

TOTAL INVESTMENTS — 100.1%	11,096,090

Percentages indicated are based on net assets of $11,086,576.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR OVERSEAS EQUITY FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

Value ($)

Investment Company— 99.3%
Affiliated Portfolios— 99.3%
HSBC Investor International Equity Portfolio	5,724,844

TOTAL INVESTMENTS — 99.3%	5,724,844

Percentages indicated are based on net assets of $5,765,271.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR VALUE FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

Value ($)

Investment Company— 100.1%
Affiliated Portfolios— 100.1%
HSBC Investor Value Portfolio	30,657,521

TOTAL INVESTMENTS — 100.1%	30,657,521

Percentages indicated are based on net assets of $30,621,418.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes – 84.1%
California – 84.1%
ABAG Finance Authority for Nonprofit Corps. Multi-family Revenue, Series A, 0.28%, 12/15/32, (Credit Support FNMA, Liquidity Facility FNMA) (a)	1,000,000	1,000,000
ABAG Finance Authority for Nonprofit Corps. Revenue, 0.33%, 7/1/35, (LOC Wells Fargo Bank N.A., U.S. Bank N.A.) (a)	1,000,000	1,000,000
ABAG Finance Authority for Nonprofit Corps. Revenue, 0.30%, 9/1/35, (LOC Bank of New York) (a)	775,000	775,000
Azusa California Unified School District Certificates of Participation, 0.33%, 6/1/38, (Credit Support AGM, SPA Dexia Credit Local) (a)	650,000	650,000
Beaumont California Utility Authority Revenue, Series A, 0.27%, 9/1/41, (LOC Union Bank of California N.A., California State Teacher’s Retirement) (a)	1,000,000	1,000,000
Berkeley California Revenue, 0.20%, 7/1/38, (LOC Wells Fargo Bank N.A.) (a)	500,000	500,000
California Health Facilities Financing Authority Revenue, Series A, 0.20%, 8/1/21, (LOC U.S. Bank N.A.) (a)	500,000	500,000
California Health Facilities Financing Authority Revenue, Series F, 0.20%, 10/1/31, (LOC Northern Trust Co.) (a)	975,000	975,000
California Health Facilities Financing Authority Revenue, Series A-2, 0.24%, 11/15/40, (LOC Bank of America N.A.) (a)	1,000,000	1,000,000
California Municipal Finance Authority Revenue, Series A, 0.20%, 8/1/28, (LOC Wells Fargo Bank N.A.) (a)	1,000,000	1,000,000
California Municipal Finance Authority Revenue, 0.33%, 7/1/38, (LOC U.S. Bank N.A.) (a)	1,000,000	1,000,000
California Statewide Communities Development Authority Multi- family Revenue, Series B, 0.26%, 6/15/25, AMT, (Credit Support FNMA, Liquidity Facility FNMA) (a)	500,000	500,000
California Statewide Communities Development Authority Multi- family Revenue, Series A, 0.28%, 5/1/27, AMT, (Credit Support FNMA, Liquidity Facility FNMA) (a)	500,000	500,000
California Statewide Communities Development Authority Multi- family Revenue, Series A, 0.25%, 10/15/34, AMT, (Credit Support FNMA, Liquidity Facility FNMA) (a)	500,000	500,000
California Statewide Communities Development Authority Multi- family Revenue, Series Q, 0.28%, 10/1/38, AMT, (LOC Citibank N.A.) (a)	600,000	600,000
California Statewide Communities Development Authority Revenue, 0.24%, 9/1/29, (LOC JP Morgan Chase Bank) (a)	1,000,000	1,000,000
California Statewide Communities Development Authority Revenue, Series A, 0.23%, 8/1/35, (LOC Citibank N.A.) (a)	500,000	500,000
California Statewide Communities Development Authority Revenue, Series B, 0.22%, 8/15/36, (LOC UBS AG) (a)	1,500,000	1,500,000
California Statewide Communities Development Authority Revenue, 0.30%, 2/1/38, (LOC Wells Fargo Bank N.A.) (a)	700,000	700,000
Contra Costa County California Housing Authority Multi-family Revenue, 0.24%, 11/15/17, (Credit Support FHLMC) (a)	1,700,000	1,700,000
Easy Bay California Municipal Utility District Water System Revenue, Sub-series B, 0.32%, 6/1/25, (Credit Support AGM, SPA Dexia Credit Local) (a)	500,000	500,000
Hayward California Housing Authority Multi-family Revenue, 0.27%, 3/1/27, (Credit Support FHA, LOC State Street B&T Co.) (a)	1,055,000	1,055,000
Hesperia California Unified School District Certificates of Participation, 0.50%, 2/1/18, (Credit Support AGM, SPA Dexia Bank) (a)	1,000,000	1,000,000
Irvine Public Facilities & Infrastructure Authority Lease Revenue, 0.60%, 11/1/10, (LOC State Street B&T Co.) (a)	460,000	460,000
Lancaster California Redevelopment Agency Multi-family Housing Revenue, Series C, 0.24%, 12/1/26, (Credit Support FNMA, Liquidity Facility FNMA) (a)	1,000,000	1,000,000
Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue, Series C-3, 0.24%, 7/1/25, (LOC Sumitomo Mitsui Banking Corp.) (a)	1,000,000	1,000,000
Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue, Series C-2, 0.25%, 7/1/25, (LOC U.S. Bank N.A.) (a)	600,000	600,000
Los Angeles County Housing Authority Multi-family Housing Revenue, 0.24%, 5/1/33, (Credit Support FHLMC) (a)	1,000,000	1,000,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
California, continued
Martinez California Multi-family Housing Revenue, Series A, 0.26%, 12/15/33, (Credit Support FNMA, Liquidity Facility FNMA) (a)	1,000,000	1,000,000
Morgan Hill Redevelopment Agency Tax Allocation, 0.23%, 9/1/33, (LOC Scotiabank) (a)	1,000,000	1,000,000
Oakland-Alameda County California Coliseum Authority Lease Revenue, Series C-1, 0.32%, 2/1/25, (LOC Bank of New York, California State Teacher’s Retirement) (a)	1,000,000	1,000,000
Orange County California Apartment Development Revenue, 0.23%, 12/1/22, (Credit Support FHLMC) (a)	500,000	500,000
Otay California Water District Certificates of Participation, 0.28%, 9/1/26, (LOC Landesbank Hessen-Thuringen) (a)	1,000,000	1,000,000
Perris California Union High School District Certificates of Participation, 0.50%, 9/1/33, (Credit Support AGM, SPA Dexia Credit Local) (a)	1,000,000	1,000,000
Pleasanton California Certificates of Participation, 0.23%, 11/1/40, (LOC Citibank N.A.) (a)	500,000	500,000
Riverside County California Certificates of Participation, 0.25%, 12/1/15, (LOC State Street B&T Co.) (a)	1,000,000	1,000,000
Sacramento County California Housing Authority Multi-family Revenue, Series G, 0.28%, 1/15/35, AMT, (Credit Support FNMA, Liquidity Facility FNMA) (a)	1,000,000	1,000,000
San Francisco California City & County Redevelopment Agency Community Facilities District Special Obligation, Series A, 0.33%, 8/1/36, (LOC JP Morgan Chase Bank) (a)	1,000,000	1,000,000
San Jose Califoria Multi-family Housing Revenue, Series F, 0.37%, 7/15/35, AMT, (Credit Support FNMA, Liquidity Facility FNMA) (a)	835,000	835,000
San Jose California Redevelopment Agency Revenue, Series B, 0.24%, 8/1/32, (LOC JP Morgan Chase Bank) (a)	800,000	800,000
San Rafael California Redevelopment Agency Multi-family Revenue, Series A, 0.28%, 9/1/31, (LOC Citibank N.A.) (a)	500,000	500,000
Santa Clara California Electric Revenue, Sub-series B, 0.32%, 7/1/27, (LOC Dexia Credit Local) (a)	1,000,000	1,000,000
South Bay California Regional Public Communications Authority Revenue, Series C, 0.30%, 1/1/31, (LOC Bank of America N.A.) (a)	1,170,000	1,170,000
Southern California Public Power Authority Power Project Revenue, Sub-series B, 0.27%, 7/1/17, (LOC Dexia Credit Local) (a)	400,000	400,000
Southern California Public Power Authority Transmision Project Revenue, Series A, 0.35%, 7/1/21, (Credit Support AGM, SPA Dexia Credit Local) (a)	1,250,000	1,250,000
Stockton California Public Financing Authority Lease Revenue, Series A, 0.50%, 9/1/48, (LOC Assured Guaranty, SPA Dexia Credit Local) (a)	1,000,000	1,000,000
Three Valleys California Municipal Water District Certificates of Participation, 0.25%, 11/1/14, (LOC Wells Fargo Bank N.A.) (a)	500,000	500,000
Tracy California Multi-family Housing Revenue, Series A, 0.24%, 5/1/15, (LOC FHLMC) (a)	1,800,000	1,800,000

		41,770,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $41,770,000)		41,770,000

Municipal Bonds – 4.6%
California – 0.9%
California State GO, 5.25%, 9/1/30, (Credit Support FGIC), prerefunded 9/1/10 @ 100	450,000	451,904
Puerto Rico – 3.7%
Puerto Rico Commonwealth Infrastructure Financing Authority, Series A, 5.50%, 10/1/19, prerefunded 10/1/10 @ 101	300,000	305,600
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A, 5.50%, 10/1/32, prerefunded 10/1/10 @ 101	1,500,000	1,528,153

		1,833,753

TOTAL MUNICIPAL BONDS (COST $2,285,657)		2,285,657

Commercial Paper And Notes – 13.1%
California – 13.1%
California Pollution Control Finance Authority, Series 09-A, 0.22%, 8/3/10, (LOC BP plc)	1,750,000	1,750,000
Port of Oakland California, Series D, 0.30%, 8/2/10, (LOC JP Morgan Chase Bank)	1,000,000	1,000,000
San Diego County Regional Airport Authority, Series A, 0.31%, 8/5/10, (LOC Lloyds Bank)	750,000	750,000

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Shares or Principal Amount ($)	Amortized Cost ($)

Commercial Paper And Notes, continued
California, continued
San Diego County Regional Airport Authority, Series B, 0.35%, 9/3/10, (LOC Lloyds Bank)	1,000,000	1,000,000
San Francisco Airport Commission, Series B, 0.26%, 8/5/10, (LOC State Street Bank)	1,000,000	1,000,000
San Joaquin County Transportation Authority, 0.24%, 8/9/10, (LOC Citibank N.A.)	1,000,000	1,000,000

		6,500,000

TOTAL COMMERCIAL PAPER AND NOTES (COST $6,500,000)		6,500,000

Investment Companies – 0.1%
BlackRock Liquidity Funds Money Fund Portfolio, 0.19% (b)	59,000	59,000

TOTAL INVESTMENT COMPANIES (COST $59,000)		59,000

TOTAL INVESTMENTS (COST $50,614,657) — 101.9%		50,614,657

Percentages indicated are based on net assets of $49,685,256.
AGM	Assured Guaranty Municipal Corporation
AMT	Interest on security is subject to federal alternative minimum tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
LOC	Letter of Credit
plc	Public Limited Company
SPA	Standby Purchase Agreement
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2010. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2010.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes – 90.0%
New York – 90.0%
Buffalo Municipal Water Finance Authority Water Systems Revenue, 0.21%, 7/1/35, (LOC JP Morgan Chase Bank) (a)	2,370,000	2,370,000
Dutchess County IDA Civic Facility Revenue, Series A, 0.26%, 7/1/38, (LOC TD Bank N.A.) (a)	4,900,000	4,900,000
Long Island Power Authority Electrical Systems Revenue, Series D, 0.30%, 12/1/29, (Credit Support AGM, SPA Dexia Credit Local) (a)	5,000,000	5,000,000
Long Island Power Authority Electrical Systems Revenue, Series J, 0.33%, 12/1/29, (Credit Support AGM, SPA Dexia Credit Local) (a)	6,000,000	6,000,000
Long Island Power Authority Electrical Systems Revenue, Sub series 1B, 0.26%, 5/1/33, (LOC State Street B&T Co.) (a)	10,000,000	10,000,000
Metropolitan Transportation Authority Revenue, Sub-series B-1, 0.25%, 11/1/34, (LOC Scotiabank) (a)	2,900,000	2,900,000
Metropolitan Transportation Authority Revenue, Sub-series B-2, 0.25%, 11/1/34, (LOC BNP Paribas) (a)	2,900,000	2,900,000
Metropolitan Transportation Authority Revenue, Sub-series B-3, 0.25%, 11/1/34, (LOC Lloyds TSB Bank plc) (a)	2,900,000	2,900,000
Monroe County IDA Civic Facility Revenue, 0.25%, 1/15/32, (LOC JP Morgan Chase Bank) (a)	4,945,000	4,945,000
Monroe County IDA Civic Facility Revenue, 0.27%, 4/1/35, (LOC JP Morgan Chase Bank) (a)	1,000,000	1,000,000
Monroe County IDA Civic Facility Revenue, 0.25%, 6/1/36, (LOC JP Morgan Chase Bank) (a)	3,800,000	3,800,000
Monroe County IDA Civic Facility Revenue, 0.27%, 2/1/38, (LOC JP Morgan Chase Bank) (a)	1,800,000	1,800,000
Monroe County IDA Civic Facility Revenue, 0.30%, 4/1/38, (LOC JP Morgan Chase Bank) (a)	2,200,000	2,200,000
Nassau County IDA Civic Facility Revenue, 0.45%, 6/1/19, AMT, (LOC Fleet Bank N.A.) (a)(b)	1,345,000	1,345,000
Nassau Health Care Corp. Revenue, 0.22%, 8/1/29, (Credit Support County Guaranteed, LOC TD Bank N.A.) (a)	5,000,000	5,000,000
Nassau Health Care Corp. Revenue, Sub-series B-2, 0.20%, 8/1/29, (Credit Support County Guaranteed, LOC TD Bank N.A.) (a)	3,000,000	3,000,000
Nassau Health Care Corp. Revenue, Sub-series D-2, 0.34%, 8/1/29, (Credit Support County Guaranteed, LOC JP Morgan Chase Bank) (a)	5,000,000	5,000,000
New York City Capital Resources Corp. Revenue, Series B1, 0.24%, 7/1/37, (LOC Bank of America N.A.) (a)	2,000,000	2,000,000
New York City GO, 0.27%, 2/15/16, (LOC Bayerische Landesbank) (a)	3,000,000	3,000,000
New York City GO, Series H, Sub- series H-3, 0.37%, 8/1/19, (Credit Support AGM, SPA State Street B&T Co.) (a)	4,000,000	4,000,000
New York City GO, Sub-series B-3, 0.20%, 9/1/27, (LOC TD Bank N.A.) (a)	2,000,000	2,000,000
New York City GO, Sub-series E4, 0.28%, 8/1/22, (LOC Fortis Bank S.A.) (a)	1,000,000	1,000,000
New York City GO, Sub-series H-4, 0.20%, 3/1/34, (LOC Bank of New York) (a)	5,930,000	5,930,000
New York City GO, Sub-series L-4, 0.25%, 4/1/38, (LOC U.S. Bank N.A.) (a)	15,000,000	15,000,000
New York City Health & Hospital Corp. Revenue, Series B, 0.26%, 2/15/31, (Credit Support GO of Corp., LOC TD Bank N.A.) (a)	5,000,000	5,000,000
New York City Housing Development Corp. Multi-family Housing Revenue, Series A, 0.23%, 11/15/19, (Credit Support FNMA, Liquidity Facility FNMA) (a)	1,500,000	1,500,000
New York City Housing Development Corp. Multi-family Housing Revenue, Series A, 0.22%, 4/1/31, (Credit Support FHLMC) (a)	1,135,000	1,135,000
New York City Housing Development Corp. Multi-family Housing Revenue, Series A, 0.22%, 4/15/35, (Credit Support FNMA, Liquidity Facility FNMA) (a)	1,600,000	1,600,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.21%, 6/15/32, (Credit Support FNMA) (a)	3,000,000	3,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.28%, 12/1/36, (LOC Landesbank Hessen) (a)	10,035,000	10,035,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.20%, 11/1/46, (Credit Support FHLMC, Liquidity Facility FHLMC) (a)	4,000,000	4,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.27%, 1/1/36, AMT, (LOC Citibank N.A.) (a)	5,000,000	5,000,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
New York, continued
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.27%, 1/1/38, AMT, (LOC Citibank N.A.) (a)	1,500,000	1,500,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.27%, 2/1/38, AMT, (LOC Citibank N.A.) (a)	500,000	500,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.27%, 10/1/40, AMT, (LOC Bank of America N.A.) (a)	5,000,000	5,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.25%, 10/15/41, (Credit Support FNMA, Liquidity Facility FNMA) (a)	4,000,000	4,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.25%, 7/1/43, (LOC Citibank N.A.) (a)	3,000,000	3,000,000
New York City Housing Development Corp. Multi-family Revenue, Series A, 0.26%, 12/15/37, AMT, (Credit Support FNMA, Liquidity Facility FNMA) (a)	3,000,000	3,000,000
New York City Housing Development Corp. Residential Revenue, Series A, 0.25%, 6/1/43, (LOC RBS Citizens N.A., FHLB) (a)	6,900,000	6,900,000
New York City IDA Civic Facility Revenue, 0.24%, 11/1/32, (LOC Wachovia Bank N.A.) (a)	1,500,000	1,500,000
New York City IDA Civic Facility Revenue, 0.31%, 12/1/36, (LOC JP Morgan Chase Bank) (a)	4,360,000	4,360,000
New York City IDA Civic Facility Revenue, Series B, 0.23%, 6/1/36, (Credit Support Radian, LOC TD Bank N.A.) (a)	4,600,000	4,600,000
New York City IDA Special Facility Revenue, Series B, 0.24%, 5/1/33, (LOC Bank of America N.A.) (a)	10,060,000	10,060,000
New York City Municipal Water Finance Authority Revenue, Series F1, 0.33%, 6/15/33, (SPA Dexia Credit Local) (a)	8,000,000	8,000,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series BB-1, 0.19%, 6/15/36, (LOC Fortis Bank S.A.) (a)	8,900,000	8,900,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series CC, 0.25%, 6/15/41, (SPA Barclays Bank plc) (a)	10,000,000	10,000,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Sub-series B-4, 0.23%, 6/15/23, (SPA BNP Paribas) (a)	2,000,000	2,000,000
New York City Transitional Finance Authority Revenue, Series 1, Sub Series 1C, 0.19%, 11/1/22, (Liquidity Facility J.P. Morgan Chase Bank) (a)	4,000,000	4,000,000
New York City Transitional Finance Authority Revenue, Series 3, Sub- series 3G, 0.25%, 11/1/22, (SPA Bank of New York) (a)	2,085,000	2,085,000
New York City Transitional Finance Authority Revenue, Series A2, 0.24%, 11/15/27, (SPA Bank of Nova Scotia) (a)	6,100,000	6,100,000
New York City Transitional Finance Authority Revenue, Sub-series 2- D, 0.25%, 11/1/22, (Liquidity Facility Lloyds TSB Bank plc) (a)	10,000,000	10,000,000
New York City Trust for Cultural Resources Revenue, 0.20%, 4/1/26, (LOC Wachovia Bank N.A.) (a)	9,000,000	9,000,000
New York City Trust for Cultural Resources Revenue, 0.22%, 4/1/30, (LOC The Chase Manhattan Bank) (a)	6,570,000	6,570,000
New York City Trust for Cultural Resources Revenue, 0.26%, 12/1/35, (LOC Citibank N.A.) (a)	2,400,000	2,400,000
New York City Trust for Cultural Resources Revenue, Series A1, 0.19%, 12/1/35, (LOC Bank of America N.A.) (a)	2,100,000	2,100,000
New York City Trust for Cultural Resources Revenue, Series B-1, 0.23%, 11/1/38, (LOC U.S. Bank N.A.) (a)	6,950,000	6,950,000
New York GO, Series B2, Sub-series B5, 0.19%, 8/15/11, (Credit Support MBIA, SPA Bank of Nova Scotia) (a)	7,300,000	7,300,000
New York GO, Sub-series D-4, 0.23%, 12/1/32, (SPA Calyon Bank) (a)	5,000,000	5,000,000
New York GO, Sub-series J-5, 0.23%, 8/1/28, (SPA Dexia Credit Local) (a)	6,150,000	6,150,000
New York Long Island Power Authority Electrical System Revenue, Series I, 0.36%, 12/1/29, (Credit Support AGM, SPA Dexia Credit Local) (a)	2,200,000	2,200,000
New York Long Island Power Authority Electrical System Revenue, Series M, 0.30%, 12/1/29, (Credit Support AGM, SPA Dexia Credit Local) (a)	4,100,000	4,100,000
New York State Dormitory Authority Revenue, 0.22%, 7/1/28, (LOC TD Bank N.A.) (a)	1,400,000	1,400,000

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
New York, continued
New York State Dormitory Authority Revenue, Series D, 0.25%, 7/1/34, (Credit Support XLCA, LOC TD Bank N.A.) (a)	4,675,000	4,675,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.25%, 7/1/36, (Credit Support XLCA, LOC TD Bank N.A.) (a)	1,900,000	1,900,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.26%, 12/1/36, (LOC TD Bank N.A.) (a)	4,500,000	4,500,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.25%, 1/1/39, (LOC TD Bank N.A.) (a)	3,900,000	3,900,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series A, 0.22%, 11/15/36, (Credit Support FNMA, Liquidity Facility FNMA) (a)	7,400,000	7,400,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series A-2, 0.24%, 9/1/36, (LOC Citizens Bank, FHLB) (a)	5,000,000	5,000,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series B, 0.20%, 7/1/39, (LOC TD Bank N.A.) (a)	1,500,000	1,500,000
New York State Dormitory Authority Revenue, State Supported Debt, Series C, 0.26%, 7/1/31, (LOC Bank of America N.A.) (a)	5,000,000	5,000,000
New York State Energy Research & Development Authority Facilities Revenue, 0.25%, 11/1/39, AMT, (LOC Mizuho Corporate Bank) (a)	5,000,000	5,000,000
New York State Energy Research & Development Authority Facilities Revenue, 0.26%, 11/1/39, AMT, (LOC Mizuho Corporate Bank) (a)	1,000,000	1,000,000
New York State Energy Research & Development Authority Facilities Revenue, Series C2, 0.30%, 11/1/39, AMT, (LOC Mizuho Corporate Bank) (a)	5,000,000	5,000,000
New York State Energy Research & Development Authority Facilities Revenue, Sub-series A-3, 0.27%, 5/1/39, (LOC Wachovia Bank N.A.) (a)	10,000,000	10,000,000
New York State Housing Finance Agency Revenue, 0.30%, 5/15/33, AMT, (Credit Support FNMA) (a)	2,000,000	2,000,000
New York State Housing Finance Agency Revenue, 0.25%, 5/15/34, (Credit Support FNMA) (a)	5,000,000	5,000,000
New York State Housing Finance Agency Revenue, 0.25%, 11/15/37, (Credit Support FNMA) (a)	5,000,000	5,000,000
New York State Housing Finance Agency Revenue, 0.28%, 5/15/15, (LOC Landesbank Hessen- Thuringen) (a)	800,000	800,000
New York State Housing Finance Agency Revenue, 0.29%, 5/15/28, AMT, (Credit Support FNMA, LOC FNMA) (a)	5,000,000	5,000,000
New York State Housing Finance Agency Revenue, Series A, 0.27%, 5/15/32, AMT, (Credit Support FNMA) (a)	1,600,000	1,600,000
New York State Housing Finance Agency Revenue, Series A, 0.25%, 11/1/32, AMT, (Credit Support FHLMC, Liquidity Facility FHLMC) (a)	2,050,000	2,050,000
New York State Housing Finance Agency Revenue, Series A, 0.25%, 5/15/34, (Credit Support FNMA) (a)	1,400,000	1,400,000
New York State Housing Finance Agency Revenue, Series A, 0.26%, 5/1/35, (Credit Support FHLMC) (a)	5,000,000	5,000,000
New York State Housing Finance Agency Revenue, Series A, 0.35%, 11/1/39, AMT, (LOC Citibank N.A.) (a)	7,600,000	7,600,000
New York State Housing Finance Agency Revenue, Series A, 0.28%, 11/1/41, (LOC Bank of New York) (a)	13,000,000	13,000,000
New York State Housing Finance Agency Revenue, Series A, 0.23%, 5/1/42, (LOC Wachovia Bank N.A.) (a)	5,000,000	5,000,000
New York State Housing Finance Agency Revenue, Series A, 0.26%, 5/1/42, (LOC Wachovia Bank N.A.) (a)	4,200,000	4,200,000
New York State Housing Finance Agency Revenue, Series A, 0.25%, 5/1/45, (Credit Support FHLMC, Liquidity Facility FHLMC) (a)	2,500,000	2,500,000
New York State Local Government Assistance Corp. Revenue, Series C, 0.29%, 4/1/25, (LOC Landesbank Hessen-Thuringen) (a)	4,289,000	4,289,000
New York State Power Authority, Finance & Administration GO, 0.26%, 3/1/20, (Liquidity Facility Bank of Nova Scotia) (a)	23,500,000	23,500,000
New York State Urban Development Corp. Revenue, Series A-5, 0.24%, 1/1/30, (LOC TD Bank N.A.) (a)	3,300,000	3,300,000
Onondaga County IDA Revenue, Series B, 0.24%, 7/1/37, (LOC JP Morgan Chase Bank) (a)	1,000,000	1,000,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
New York, continued
Port Authority of New York & New Jersey Special Obligation Revenue, 0.26%, 4/1/24, AMT, (SPA Landesbank Hessen-Thuringen) (a)	9,800,000	9,800,000
Poughkeepsie Industrial Development Agency Senior Living Facility Revenue, 0.31%, 4/1/40, AMT, (LOC JP Morgan Chase Bank) (a)	10,000,000	10,000,000
Ramapo Housing Authority Revenue, Series A, 0.26%, 12/15/38, AMT, (Credit Support FNMA, Liquidity Facility FNMA) (a)	500,000	500,000
Rockland County IDA Civic Facility Revenue, 0.20%, 12/1/32, (LOC Wachovia Bank N.A.) (a)	7,000,000	7,000,000
Suffolk County IDA Civic Facility Revenue, 0.22%, 11/1/14, (LOC Bank of America N.A.) (a)	6,965,000	6,965,000
Suffolk County IDA Civic Facility Revenue, 0.45%, 8/1/18, AMT, (LOC Chase Manhattan Bank) (a)	2,430,000	2,430,000
Syracuse New York IDA Civic Facility Revenue, Series A, 0.23%, 12/1/35, (LOC JP Morgan Chase Bank) (a)	1,000,000	1,000,000
Triborough Bridge & Tunnel Authority Revenue, Series B, 0.20%, 1/1/32, (LOC State Street B&T Co.) (a)	12,000,000	12,000,000
Triborough Bridge & Tunnel Authority Revenue, Sub-series CD, 0.25%, 1/1/19, (Credit Support AGM, SPA Lloyds TSB Bank plc) (a)	15,000,000	15,000,000
Ulster County IDA Civic Facility Revenue, Series A, 0.55%, 7/1/21, AMT, (LOC TD Bank N.A., ABN Amro Bank N.V.) (a)	940,000	940,000
Westchester County IDA Civic Facility Revenue, 0.24%, 11/1/24, (LOC Commerce Bank N.A.) (a)	2,210,000	2,210,000

		492,894,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $492,894,000)		492,894,000

Commercial Paper And Notes – 0.7%
New York – 0.7%
New York State Power Authority, Series 1, 0.30%, 8/4/10, (Credit Support JP Morgan Chase Bank, Bank of Nova Scotia, State Street B&T Co., BNP Paribas, Bank of New York)	4,029,000	4,029,000

TOTAL COMMERCIAL PAPER AND NOTES (COST $4,029,000)		4,029,000

Municipal Bonds – 3.4%
New York – 1.9%
New York State Urban Development Corp. Revenue, Series D, 5.25%, 1/1/30, prerefunded 10/1/11 @ 100	10,000,000	10,208,334

Puerto Rico – 1.5%
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A, 5.50%, 10/1/32, prerefunded 10/1/10 @ 101	8,000,000	8,149,893

TOTAL MUNICIPAL BONDS (COST $18,358,227)		18,358,227

Investment Companies – 5.7%
BlackRock Liquidity New York Money Fund, Portfolio Institutional Shares, 0.12% (c)	23,944,777	23,944,777
JPMorgan New York Municipal Money Market Fund, 0.10% (c)	100,000	100,000
Northern Institutional Tax Exempt Portfolio, Shares Class, 0.05% (c)	6,888,048	6,888,048

TOTAL INVESTMENT COMPANIES (COST $30,932,825)		30,932,825

TOTAL INVESTMENTS (COST $546,214,052) — 99.8%		546,214,052

Percentages indicated are based on net assets of $547,438,244.
AGM	Assured Guaranty Municipal Corporation
AMT	Interest on security is subject to federal alternative minimum tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Agency
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
plc	Public Limited Company
SPA	Standby Purchase Agreement
XLCA	XL Capital Assurance
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2010. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)	The rate represents the annualized one-day yield that was in effect on July 31, 2010.

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

Corporate Obligations – 4.4%
Banking – 3.1%
Commonwealth Bank of Australia, 0.35%, 11/4/10 (a)(b)	80,000,000	80,000,000
JP Morgan Chase Bank N.A., 0.34%, 7/21/11 (b)	78,000,000	78,000,000
National Australia Bank, 0.36%, 1/27/11 (a)(b)	83,000,000	83,000,000
Westpac Banking Corp., 0.39%, 7/13/11 (a)(b)	50,000,000	50,000,000
Westpac Banking Corp., 0.40%, 8/4/11 (a)(b)	35,000,000	35,000,000

		326,000,000

Finance – 1.3%
Bank of America N.A., 0.37%, 8/10/10 (b)	100,000,000	100,000,000
General Electric Capital Corp., Series A, 0.62%, 10/21/10, MTN (b)	7,352,000	7,353,065
General Electric Capital Corp., Series A, 0.79%, 2/1/11 (b)	24,000,000	24,051,560

		131,404,625

TOTAL CORPORATE OBLIGATIONS (COST $457,404,625)		457,404,625

Variable Rate Demand Notes – 3.6%
Colorado – 0.8%
Colorado Housing & Finance Authority Multi-family Revenue, 0.29%, 5/1/25, AMT, (LOC U.S. Bank N.A.) (b)	13,250,000	13,250,000
Denver Colorado City & County Airport Revenue, Series B, 0.27%, 11/15/25, AMT, (LOC Wachovia Bank N.A.) (b)	75,700,000	75,700,000

		88,950,000

Connecticut – 0.2%
Connecticut State Health & Educational Facilities Authority Revenue, Series L-2, 0.25%, 7/1/36, (LOC Bank of America N.A.) (b)	17,030,000	17,030,000

Georgia – 0.3%
Gwinnett County Georgia Hospital Authority Revenue, Series A, 0.25%, 7/1/34, (LOC Wachovia Bank N.A.) (b)	33,775,000	33,775,000
Savannah Georgia Economic Development Authority Revenue, 0.40%, 9/1/24, (LOC Bank of America N.A.) (b)	2,000,000	2,000,000

		35,775,000

Idaho – 0.2%
Power County Industrial Development Corp. Exempt Facilities Revenue, 0.32%, 4/1/14, AMT, (LOC Wachovia Bank N.A.) (b)	16,000,000	16,000,000

Illinois – 0.3%
Illinois Development Finance Authority Revenue, 0.25%, 12/1/28, (LOC Northern Trust Co.) (b)	3,300,000	3,300,000
Illinois Development Finance Authority Solid Waste Disposal Revenue, 0.32%, 9/1/27, AMT, (LOC Wachovia Bank N.A.) (b)	24,900,000	24,900,000
Illinois Educational Facilities Authority Revenue, 0.27%, 3/1/28, (Credit Support GO of Institution, LOC Bank of America N.A.) (b)	2,000,000	2,000,000

		30,200,000

Indiana – 0.3%
Indianapolis Local Public Improvement Bond Bank Revenue, Series C-3, 0.37%, 1/1/33, AMT, (Credit Support AGM, SPA Dexia Credit Local) (b)	35,000,000	35,000,000

Maine – 0.2%
Old Town Solid Waste Disposal Revenue, 0.32%, 12/1/24, AMT, (LOC Bank of America N.A.) (b)	22,260,000	22,260,000

New York – 0.3%
New York State Dormitory Authority Revenue, Non State Supported Debt, Series B, 0.20%, 7/1/39, (LOC TD Bank N.A.) (b)	19,000,000	19,000,000
Syracuse IDA Civic Facility Revenue, Series A, 0.30%, 1/1/23, (LOC Bank of America N.A.) (b)	9,905,000	9,905,000

		28,905,000

Ohio – 0.0%
Lorain County Ohio Hospital Revenue, 0.27%, 5/1/26, (LOC JP Morgan Chase Bank) (b)	1,900,000	1,900,000

South Carolina – 0.2%
North Charleston South Carolina Certificates of Participation, 0.27%, 9/1/19, (LOC Bank of America N.A.) (b)	3,000,000	3,000,000
South Carolina State Housing Finance & Development Authority Multi-family Rental Housing Improvement Revenue, 0.32%, 7/15/39, AMT, (LOC Wachovia Bank N.A.) (b)	17,250,000	17,250,000

		20,250,000

Texas – 0.5%
Austin Hotel Occupancy Tax Revenue, Sub-series B, 0.35%, 11/15/29, (LOC Dexia Credit Local) (b)	10,480,000	10,480,000
Montgomery County Housing Finance Corp. Multi-family Housing Revenue, 0.30%, 2/1/38, AMT, (LOC Citibank N.A.) (b)	14,575,000	14,575,000
San Antonio Empowerment Zone Development Corp. Contract Revenue, 0.32%, 10/1/37, AMT, (LOC U.S. Bank N.A.) (b)	18,000,000	18,000,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
Texas, continued
Texas State Department of Housing & Community Affairs Multi-family Housing Revenue, 0.30%, 12/1/39, AMT, (LOC Citibank N.A.) (b)	7,200,000	7,200,000

		50,255,000

Wisconsin – 0.3%
Wisconsin Health & Educational Facilities Authority Revenue, 0.25%, 6/1/35, (LOC Wells Fargo Bank N.A.) (b)	34,130,000	34,130,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $380,655,000)		380,655,000

U.S. Government and Government Agency Obligations – 2.4%
Federal Home Loan Bank – 0.5%
0.55%, 8/5/10	50,000,000	49,999,684
Federal Home Loan Mortgage Corp. – 0.9%
0.44%, 6/29/11 (c)	100,000,000	99,598,833
Federal National Mortgage Association – 1.0%
0.24%, 9/27/10 (c)	100,000,000	99,962,000

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST $249,560,517)		249,560,517

U.S. Treasury Obligations – 4.8%
U.S. Treasury Bills – 1.9%
0.21%, 1/6/11 (c)	200,000,000	199,815,668
U.S. Treasury Notes – 2.9%
0.88%, 4/30/11	50,000,000	50,225,370
0.88%, 5/31/11	50,000,000	50,248,820
1.13%, 6/30/11	100,000,000	100,721,824
1.00%, 7/31/11	100,000,000	100,619,357

		301,815,371

TOTAL U.S. TREASURY OBLIGATIONS (COST $501,631,039)		501,631,039

Commercial Paper And Notes – 38.1%
Banking – 17.4%
ANZ National International Ltd., 0.54%, 9/9/10, (LOC ANZ National Bank Ltd.) (a)(c)	100,000,000	99,941,500
ANZ National International Ltd., 0.71%, 9/22/10 (a)(c)	50,000,000	49,949,445
Banco Bilbao Vizcaya London, 0.55%, 8/6/10 (a)(c)	102,000,000	101,992,208
Banque et Caisse d’Epargne de l’Etat, 0.48%, 9/15/10 (c)	50,000,000	49,970,000
Canadian Imperial Holdings, Inc., 0.28%, 10/4/10, (LOC Canadian Imperial Bank of Commerce) (c)	100,000,000	99,950,222
Commonwealth Bank of Australia, N.Y., 0.35%, 8/9/10 (a)(c)	100,000,000	99,992,222
Credit Suisse, N.Y., 0.50%, 8/27/10 (c)	45,000,000	44,983,750
Deutsche Bank Financial LLC, 0.52%, 9/3/10, (LOC Deutsche Bank AG) (c)	100,000,000	99,952,333
Groupe BPCE, 0.37%, 8/4/10 (a)(c)	100,000,000	99,996,917
Groupe BPCE, 0.48%, 11/3/10 (a)(c)	100,000,000	99,874,667
KfW, 0.22%, 8/5/10, (LOC Republic of Germany) (a)(c)	50,000,000	49,998,778
Lloyds TSB Bank plc, N.Y., 0.52%, 9/1/10 (c)	100,000,000	99,955,222
Lloyds TSB Bank plc, N.Y., 0.50%, 10/6/10 (c)	100,000,000	99,908,334
National Bank of Canada, N.Y., 0.28%, 11/2/10 (c)	100,000,000	99,927,668
NRW Bank, 0.52%, 9/8/10 (c)	85,000,000	84,953,345
NRW Bank, 0.50%, 10/8/10 (c)	120,000,000	119,886,667
Societe Generale N.A., 0.30%, 9/1/10, (LOC Societe Generale) (c)	100,000,000	99,974,597
State Street Corp., 0.44%, 10/6/10 (c)	100,000,000	99,919,333
State Street Corp., 0.40%, 10/14/10 (c)	50,000,000	49,958,889
Sumitomo Mitsui Banking Corp., 0.53%, 9/2/10 (a)(c)	80,000,000	79,962,311
Sumitomo Mitsui Banking Corp., 0.50%, 10/7/10 (a)(c)	100,000,000	99,906,945

		1,830,955,353

Diversified – 1.7%
Total Capital Canada Ltd., 0.33%, 8/9/10, (LOC Total SA) (a)(c)	95,000,000	94,993,034
Total Capital Canada Ltd., 0.43%, 9/3/10, (LOC Total SA) (a)(c)	85,000,000	84,966,495

		179,959,529

Finance – 19.0%
Chariot Funding LLC, 0.43%, 9/20/10, (LOC JP Morgan Chase Bank) (a)(c)	50,000,000	49,970,139
Citigroup Funding, Inc., 0.47%, 10/18/10, (LOC Citigroup, Inc.) (c)	100,000,000	99,898,167
Credit Agricole N.A., Inc., 0.44%, 11/1/10, (LOC Credit Agricole) (c)	100,000,000	99,888,778
Danske Corp., Series A, 0.50%, 10/8/10, (LOC Danske Bank A/S) (a)(c)	100,000,000	99,906,500
Falcon Asset Securitization Co. LLC, 0.45%, 9/14/10, (LOC JP Morgan Chase Bank N.A.) (a)(c)	50,000,000	49,972,500
Falcon Asset Securitization Co. LLC, 0.40%, 10/13/10, (LOC JP Morgan Chase Bank N.A.) (a)(c)	40,000,000	39,967,556
Gemini Securitization Corp. LLC, 0.43%, 8/3/10, (LOC Deustche Bank AG, N.Y.) (a)(c)	71,000,000	70,998,304
Gemini Securitization Corp. LLC, 0.48%, 10/6/10, (LOC Deustche Bank AG, N.Y.) (a)(c)	90,000,000	89,920,800
General Electric Capital Services, Inc., 0.44%, 9/20/10 (c)	100,000,000	99,938,889
ING (US) Funding LLC, 0.51%, 9/10/10, (LOC ING Bank NV) (c)	100,000,000	99,943,334
ING (US) Funding LLC, 0.48%, 10/7/10, (LOC ING Bank NV) (c)	100,000,000	99,910,667
Jupiter Securitization Co. LLC, 0.46%, 9/2/10, (LOC JP Morgan Chase Bank N.A.) (a)(c)	50,000,000	49,979,555
Jupiter Securitization Co. LLC, 0.43%, 9/20/10, (LOC JP Morgan Chase Bank N.A.) (a)(c)	45,000,000	44,973,125

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Commercial Paper And Notes, continued
Finance, continued
Nationwide Building Society, 0.53%, 9/1/10 (a)(c)	75,000,000	74,965,771
Nestle Capital Corp., 0.27%, 9/7/10, (LOC Nestle SA) (a)(c)	100,000,000	99,972,250
Nordea N.A., Inc., 0.34%, 8/4/10, (LOC Nordea Bank AB) (c)	85,000,000	84,997,627
Ranger Funding Co. LLC, 0.26%, 8/11/10, (LOC Bank of America) (a)(c)	55,783,000	55,778,971
Royal Park Investment Funding Corp., 0.44%, 10/25/10 (a)(c)	100,000,000	99,896,111
Sheffield Receivables Corp., 0.28%, 8/11/10, (LOC Barclays Bank plc, N.Y.) (a)(c)	115,000,000	114,991,215
Sheffield Receivables Corp., 0.49%, 9/3/10, (LOC Barclays Bank plc, N.Y.) (a)(c)	35,000,000	34,984,279
Sheffield Receivables Corp., 0.49%, 9/8/10, (LOC Barclays Bank plc, N.Y.) (a)(c)	55,000,000	54,971,553
Societe de Prise Participation de I’Etat, 0.51%, 9/9/10, (LOC Republic of France) (a)(c)	190,500,000	190,393,779
Thames Asset Global Securitization No. 1, Inc., 0.30%, 8/9/10, (LOC Royal Bank of Scotland plc) (a)(c)	100,000,000	99,993,333
Thames Asset Global Securitization No. 1, Inc., 0.30%, 8/11/10, (LOC Royal Bank of Scotland plc) (a)(c)	89,115,000	89,107,574

		1,995,320,777

TOTAL COMMERCIAL PAPER AND NOTES (COST $4,006,235,659)		4,006,235,659

Certificates of Deposit – 30.1%
Banking – 30.1%
Australia & New Zealand Banking Group, N.Y., 0.35%, 12/9/10 (b)	34,000,000	34,000,000
Banco Santander, N.Y., 0.61%, 8/26/10	100,000,000	100,000,000
Bank of Montreal, 0.33%, 9/9/10	150,000,000	149,999,990
Bank of Nova Scotia Houston, 0.34%, 11/23/10 (b)	80,000,000	80,000,000
Bank of Tokyo-Mitsubishi UFJ, N.Y., 0.32%, 8/31/10	65,000,000	65,000,000
Bank of Tokyo-Mitsubishi UFJ, N.Y., 0.55%, 8/31/10	35,000,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ, N.Y., 0.53%, 10/8/10	100,000,000	100,000,000
BNP Paribas, N.Y., 0.55%, 9/7/10	85,000,000	85,000,000
BNP Paribas, N.Y., 0.54%, 6/20/11 (b)	100,000,000	100,000,000
Calyon N.A., Inc., 0.92%, 8/26/10	86,000,000	86,000,000
Canadian Imperial Bank of Commerce, N.Y., 0.35%, 8/10/10	100,000,000	100,000,000
Commerzbank AG, N.Y., 0.39%, 8/18/10 (b)	75,000,000	74,998,418
Credit Agricole CIB, N.Y., 0.58%, 8/2/10	98,000,000	98,000,000
Credit Suisse, N.Y., 0.65%, 10/25/10	80,000,000	80,042,998
Deutsche Bank, N.Y., 0.45%, 10/5/10	100,000,000	100,000,000
DnB NOR Bank ASA, N.Y., 0.28%, 8/4/10	100,000,000	100,000,000
DnB NOR Bank ASA, N.Y., 0.29%, 10/29/10	100,000,000	100,000,000
Intesa Sanpaolo SpA, 0.80%, 8/24/10	86,000,000	86,000,000
Intesa Sanpaolo, N.Y., 0.39%, 6/14/11 (b)	100,000,000	100,000,000
Mizuho Corporate Bank, N.Y., 0.34%, 8/6/10	100,000,000	100,000,000
Natixis, N.Y., 0.39%, 12/14/10 (b)	100,000,000	100,000,000
Nordea Bank Finland, N.Y., 0.76%, 8/25/10	86,000,000	86,000,000
Norinchukin Bank, N.Y., 0.32%, 8/27/10	100,000,000	100,000,000
Norinchukin Bank, N.Y., 0.30%, 8/30/10	100,000,000	100,000,000
Rabobank Nederland NV, N.Y., 0.48%, 8/26/10	100,000,000	100,000,000
Rabobank Nederland NV, N.Y., 0.50%, 9/8/10	85,000,000	85,000,000
Royal Bank of Canada, N.Y., 0.36%, 8/12/10	90,000,000	89,999,992
Royal Bank of Canada, N.Y., 0.35%, 12/2/10 (b)	70,000,000	70,000,000
Royal Bank of Canada, N.Y., 0.34%, 12/14/10 (b)	25,000,000	25,000,000
Royal Bank of Scotland plc, 0.45%, 8/10/10	80,000,000	80,000,000
Royal Bank of Scotland plc, 0.60%, 8/25/10	100,000,000	100,000,000
Societe Generale, N.Y., 0.64%, 9/22/10	100,000,000	100,000,000
Svenska Handelsbanken, N.Y., 0.37%, 8/10/10	100,000,000	100,000,000
Svenska Handelsbanken, N.Y., 0.50%, 9/2/10	85,000,000	85,000,000
Toronto Dominion Bank, 0.35%, 12/9/10 (b)	85,000,000	85,000,000
Westpac Banking Corp., N.Y., 0.35%, 8/10/10	90,000,000	90,000,000

		3,170,041,398

TOTAL CERTIFICATES OF DEPOSIT (COST $3,170,041,398)		3,170,041,398

Repurchase Agreements – 15.0%
Barclays Capital Group, purchased on 7/30/10, 0.23%, due on 8/2/10 with a maturity value of
$500,009,583, collateralized by various Corporate Obligations, 0.28%-2.90%, 9/13/10-6/12/12, fair value $510,000,001.	500,000,000	500,000,000
Deutsche Bank, purchased on 7/30/10, 0.21%, due on 8/2/10 with a maturity value of $250,004,375, collateralized by various U.S. Government and Government Agency Obligations, 5.50%, 5/1/38-10/1/38, fair value $255,000,000.	250,000,000	250,000,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Repurchase Agreements, continued
Goldman Sachs, purchased on 7/30/10, 0.22%, due on 8/2/10 with a maturity value of $330,006,050, collateralized by various Corporate Obligations, 2.13%-3.13%, 12/1/11-12/28/12, fair value $336,600,000.	330,000,000	330,000,000
Greenwich Capital Markets, Inc., purchased on 7/30/10, 0.21%, due on 8/2/10 with a maturity value of $500,008,750, collateralized by various U.S. Government and Government Agency Obligations, 3.50%-8.00%, 2/1/11-9/1/48, fair value $510,003,657.	500,000,000	500,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,580,000,000)		1,580,000,000

Time Deposits – 3.5%
Northern Trust Premium Offshore Time Deposit, 0.08% (b)	47,837,539	47,837,539
Societe Generale Cayman Time Deposit, 0.21%, 8/2/10	320,000,000	320,000,000

TOTAL TIME DEPOSITS (COST $367,837,539)		367,837,539

TOTAL INVESTMENTS (COST $10,713,365,777) — 101.9%		10,713,365,777

Percentages indicated are based on net assets of $10,516,137,819.
AGM	Assured Guaranty Municipal Corporation
AMT	Interest on security is subject to federal alternative minimum tax
GO	General Obligation
IDA	Industrial Development Agency
LLC	Limited Liability Company
LOC	Letter of Credit
MTN	Medium Term Note
plc	Public Limited Company
SPA	Standby Purchase Agreement
(a)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(b)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2010. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c)	Discount note. Rate presented represents the effective yield at time of purchase.

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes – 83.5%
Alabama – 0.8%
Mobile Alabama Industrial Development Board Dock & Wharf Revenue, Series A, 0.25%, 6/1/32, (LOC Bayerische Landesbank) (a)	1,000,000	1,000,000

Arizona – 0.5%
Apache County Arizona Industrial Development Authority Revenue, Series 83A, 0.26%, 12/15/18, (LOC ABN AMRO Bank N.V.) (a)	600,000	600,000

California – 5.9%
California Statewide Communities Development Authority Multi- family Revenue, Series BB, 0.33%, 12/1/34, AMT, (LOC Citibank N.A.) (a)	860,000	860,000
Hayward California Housing Authority Multi-family Revenue, 0.27%, 3/1/27, (Credit Support FHA, LOC State Street B&T Co.) (a)	2,000,000	2,000,000
Hesperia California Unified School District Certificates of Participation, 0.50%, 2/1/38, (Credit Support AGM, SPA Dexia Credit Bank) (a)	500,000	500,000
Perris California Unified High School District Certificates of Participation, 0.50%, 9/1/18, (Credit Support AGM, SPA Dexia Credit Local) (a)	1,735,000	1,735,000
Perris California Union High School District Certificates of Participation, 0.50%, 9/1/33, (Credit Support AGM, SPA Dexia Credit Local) (a)	600,000	600,000
San Francisco California City & County Redevelopment Agency Multi-family Revenue, Series F, 0.26%, 12/1/33, AMT, (LOC Citibank N.A.) (a)	2,000,000	2,000,000

		7,695,000

Colorado – 3.4%
Broomfield Colorado Urban Renewal Authority Tax Increment Revenue, 0.27%, 12/1/30, (LOC BNP Paribas) (a)	650,000	650,000
Colorado Housing & Finance Authority Revenue, Series B, 0.25%, 10/15/16, (Credit Support FNMA, Liquidity Facility FNMA) (a)	1,000,000	1,000,000
Colorado Housing & Finance Authority Revenue, 0.26%, 2/15/28, (Credit Support FNMA, Liquidity Facility FNMA) (a)	2,000,000	2,000,000
Moffat County Colorado Pollution Control Revenue, 0.24%, 3/1/36, (LOC Bank of America N.A.) (a)	750,000	750,000

		4,400,000

Florida – 3.2%
Florida Housing Finance Corp. Multi-family Mortgage Revenue, Series P, 0.30%, 8/1/35, AMT, (LOC Citibank N.A.) (a)	1,100,000	1,100,000
Miami-Dade County Florida Professional Sports Franchise Facilities Tax Revenue, Series E, 0.25%, 10/1/48, (LOC Wells Fargo Bank N.A.) (a)	1,000,000	1,000,000
Orange County Florida Health Facilities Authority Revenue, Series A-1, 0.26%, 10/1/41, (Credit Support AGM, SPA Dexia Credit Local) (a)	2,000,000	2,000,000

		4,100,000

Georgia – 3.9%
Gainesville & Hall County Georgia Hospital Authority Revenue, Series A, 0.25%, 5/15/26, (LOC Wells Fargo Bank N.A.) (a)	1,790,000	1,790,000
Georgia Private Colleges & Universities Authority Educational Facilities Revenue, Series B, 0.25%, 6/1/23, (LOC Wells Fargo Bank N.A.) (a)	1,000,000	1,000,000
Roswell Georgia Housing Authority Multi-family Revenue, 0.26%, 6/15/25, (Credit Support FNMA) (a)	1,400,000	1,400,000
Savannah Georgia Economic Development Authority Revenue, 0.40%, 9/1/24, (LOC Bank of America N.A.) (a)	900,000	900,000

		5,090,000

Illinois – 5.2%
Chicago Illinois O’Hare International Airport Revenue, Series C, 0.31%, 1/1/18, (LOC Societe Generale) (a)	1,000,000	1,000,000
Chicago Illinois Wastewater Transmission Revenue, Sub-Series C-2, 0.25%, 1/1/39, (LOC Bank Of America N.A.) (a)	1,000,000	1,000,000
Illinois Development Finance Authority Revenue, 0.25%, 12/1/28, (LOC Northern Trust Co.) (a)	1,000,000	1,000,000
Illinois Educational Facilities Authority Revenue, 0.30%, 1/1/29, (LOC Citibank N.A.) (a)	1,400,000	1,400,000
Illinois Educational Facilities Authority Revenue, Series A, 0.27%, 6/1/29, (LOC JP Morgan Chase Bank) (a)	1,400,000	1,400,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
Illinois, continued
Lake County Illinois Multi-family Housing Revenue, 0.33%, 11/1/34, AMT, (Credit Support FHLMC, Liquidity Facility FHLMC) (a)	1,000,000	1,000,000

		6,800,000

Indiana – 2.9%
Indiana State Finance Authority Revenue, Series A, 0.25%, 7/1/36, (LOC Northern Trust Co.) (a)	1,000,000	1,000,000
Indianapolis Local Public Improvement Bond bank Revenue, Series C-6, 0.35%, 1/1/33, AMT, (Credit Support AGM, SPA Dexia Credit Local) (a)	2,000,000	2,000,000
Valparaiso Indiana Economic Development Revenue, 0.45%, 5/1/19, AMT, (LOC U.S. Bank N.A.) (a)	805,000	805,000

		3,805,000

Kansas – 0.8%
Newton Kansas Economic Development Revenue, Series A, 0.40%, 10/1/22, (LOC Bank of America N.A.) (a)	1,000,000	1,000,000

Kentucky – 0.8%
Christian County Kentucky Association of County Leasing Trust Lease Program Revenue, Series A, 0.25%, 6/1/38, (LOC U.S. Bank N.A.) (a)	500,000	500,000
Trimble County Kentucky Association of Counties Leasing Trust Lease Program Revenue, Series A, 0.25%, 12/1/38, (LOC U.S. Bank N.A.) (a)	500,000	500,000

		1,000,000

Louisiana – 0.8%
Louisiana Public Facilities Authority Revenue, Series B-1, 0.24%, 7/1/47, (LOC Bank of New York) (a)	1,000,000	1,000,000

Maine – 0.8%
Gorham Maine Revenue Obligation Securities, Series A, 0.45%, 7/1/21, AMT, (LOC TD Bank N.A.) (a)	1,030,000	1,030,000

Michigan – 1.5%
Wayne County Michigan Airport Authority Revenue, Series C1, 0.30%, 12/1/21, AMT, (LOC Wachovia Bank N.A.) (a)	2,000,000	2,000,000

Minnesota – 2.3%
St. Paul Minnesota Port Authority District Heating Revenue, Series 7- Q, 0.24%, 12/1/28, (LOC Deutsche Bank A.G.) (a)	1,300,000	1,300,000
St. Paul Minnesota Port Authority Tax Increment Revenue, 0.26%, 2/1/15, (LOC U.S. Bank N.A.) (a)	1,690,000	1,690,000

		2,990,000

Missouri – 6.1%
Kansas City Missouri Industrial Development Authority Multi- family Housing Revenue, Series II- B, 0.33%, 9/1/39, AMT, (LOC Valley View State Bank, FHLB) (a)	735,000	735,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue, 0.29%, 8/15/28, (LOC Bank of America N.A.) (a)	1,490,000	1,490,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue, 0.29%, 10/1/33, (LOC Bank of America N.A.) (a)	2,630,000	2,630,000
St. Louis County Missouri Industrial Development Authority Educational Facilities Revenue, 0.35%, 1/1/28, (LOC Federal Home Loan Bank, Midland States Bank) (a)	3,000,000	3,000,000

		7,855,000

Nebraska – 1.1%
Lancaster County Nebraska Hospital Authority No. 1 Hospital Revenue, Series B-2, 0.25%, 6/1/31, (LOC U.S. Bank N.A.) (a)	400,000	400,000
Saline County Nebraska Hospital Authority No. 1 Hospital Revenue, Series C, 0.25%, 6/1/31, (LOC U.S. Bank N.A.) (a)	985,000	985,000

		1,385,000

Nevada – 1.1%
Clark County Nevada Airport Revenue, Series B-1, 0.33%, 7/1/22, AMT, (Credit Support AGM, SPA Dexia Credit Local) (a)	1,500,000	1,500,000

New Hampshire – 1.2%
New Hampshire Health & Education Authority Hospital Revenue, 0.29%, 1/1/31, (LOC JP Morgan Chase Bank) (a)	1,500,000	1,500,000

New Jersey – 7.0%
New Jersey Economic Development Authority School Revenue, Sub- series R-3, 0.24%, 9/1/31, (LOC Bank Of Nova Scotia, Lloyds TSB Bank plc) (a)	700,000	700,000
New Jersey Economic Development Authority School Revenue, Sub- series R-1, 0.30%, 9/1/31, (LOC Bank of Nova Scotia, Lloyds TSB Bank plc) (a)	900,000	900,000
New Jersey State Transportation Trust Fund Authority Revenue, Series D, 0.26%, 6/15/32, (LOC Sumitomo Mitisui Banking Corp.) (a)	3,000,000	3,000,000

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
New Jersey, continued
New Jersey State Turnpike Authority Revenue, Series D, 0.20%, 1/1/24, (LOC Scotiabank) (a)	3,000,000	3,000,000
New Jersey State Turnpike Authority Turnpike Revenue, Series D, 0.29%, 1/1/18, (Credit Support National Reinsurance FGIC, LOC Societe Generale) (a)	1,500,000	1,500,000

		9,100,000

New Mexico – 1.9%
Farmington New Mexico Hospital Revenue, 0.27%, 6/1/28, (LOC Bank of Nova Scotia) (a)	500,000	500,000
New Mexico Educational Assistance Foundation Revenue, Series A-1, 0.32%, 4/1/34, AMT, (Credit Support Guaranteed Student Loans, LOC Royal Bank of Canada) (a)	2,000,000	2,000,000

		2,500,000

New York – 3.1%
New York City Housing Development Corp. Multi-family Revenue, Series A, 0.26%, 12/1/37, AMT, (LOC Citibank N.A.) (a)	1,000,000	1,000,000
New York State GO, Series H, Sub Series H3, 0.37%, 8/1/14, (Credit Support AGM, SPA State Street B&T Co.) (a)	1,000,000	1,000,000
New York State Urban Development Corp. Revenue, Series A-5, 0.24%, 1/1/30, (LOC TD Bank N.A.) (a)	1,000,000	1,000,000
Port Authority of New York & New Jersey Special Obligation Revenue, 0.26%, 4/1/24, AMT, (SPA Landesbank Hessen-Thuringen) (a)	1,000,000	1,000,000

		4,000,000

North Carolina – 1.9%
Charlotte-Mecklenburg Hospital Authority North Carolina Health Care System Revenue, Series F, 0.38%, 1/15/42, (Credit Support AGM, SPA Dexia Credit Local) (a)	1,000,000	1,000,000
Lower Cape Fear North Carolina Water & Sewer Authority Special Facility Revenue, 0.25%, 12/1/34, (LOC JP Morgan Chase Bank) (a)	1,500,000	1,500,000

		2,500,000

Ohio – 5.4%
Allen County Ohio Hospital Facilities Revenue, Series C, 0.25%, 10/1/31, (LOC Wachovia Bank N.A.) (a)	1,000,000	1,000,000
Hamilton County Ohio Health Care Revenue, Series B, 0.26%, 1/1/37, (LOC PNC Bank N.A.) (a)	500,000	500,000
Hamilton County Ohio Hospital Facilities Revenue, 0.29%, 7/1/22, (LOC PNC Bank N.A.) (a)	1,200,000	1,200,000
Ohio State Air Quality Development Authority Revenue, Series A, 0.24%, 2/1/26, (LOC Bank of Nova Scotia) (a)	1,250,000	1,250,000
Ohio State Air Quality Development Authority Revenue, Series C, 0.25%, 2/1/26, (LOC Bank of Tokyo-Mitsubishi UFJ Ltd.) (a)	3,000,000	3,000,000

		6,950,000

Pennsylvania – 5.8%
Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue, Series A, 0.27%, 1/1/35, (LOC Barclays Bank plc) (a)	1,500,000	1,500,000
Haverford Township Pennsylvania School District GO, 0.27%, 3/1/30, (Credit Support State Aid Withholding, LOC TD Bank N.A.) (a)	1,000,000	1,000,000
Jackson Township Pennsylvania Industrial Development Authority Revenue, 0.31%, 12/1/34, AMT, (LOC PNC Bank N.A.) (a)	3,000,000	3,000,000
Pennsylvania State Higher Educational Facilities Authority Revenue, Series C, 0.24%, 11/1/37, (LOC PNC Bank N.A.) (a)	950,000	950,000
Philadelphia Pennsylvania School District GO, Series B-5, 0.35%, 9/1/30, (Credit Support State Aid Withholding, LOC Wachovia Bank N.A.) (a)	1,030,000	1,030,000

		7,480,000

Rhode Island – 0.7%
Rhode Island Health & Education Building Corporation Educational Instuition Revenue, 0.28%, 10/1/31, (LOC Bank of America N.A.) (a)	865,000	865,000

South Dakota – 1.5%
South Dakota State Health & Educational Facilities Authority Revenue, 0.28%, 9/1/27, (LOC U.S. Bank N.A) (a)	2,000,000	2,000,000

Tennessee – 0.6%
Chattanooga Tennessee Health Education & Housing Facility Board Revenue, 0.28%, 6/1/28, (LOC Bank of America N.A.) (a)	830,000	830,000

Texas – 4.0%
Gregg County Texas Health Facilities Development Corporation Hospital Revenue, Series B, 0.36%, 10/1/29, (Credit Support Radian, LOC JP Morgan Chase Bank) (a)	1,680,000	1,680,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
Texas, continued
Harris County Texas Health Facilities Development Authority Corp. Hospital Revenue, Series A1, 0.25%, 11/15/47, (LOC Wells Fargo Bank N.A.) (a)	2,500,000	2,500,000
Mission Texas Economic Development Corp. Solid Waste Disposal Revenue, 0.31%, 4/1/22, (LOC Bank of America N.A.) (a)	1,000,000	1,000,000

		5,180,000

Vermont – 1.5%
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 0.25%, 10/1/32, (LOC TD Bank N.A.) (a)	1,000,000	1,000,000
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 0.25%, 10/1/38,
(LOC TD Bank N.A.) (a)	1,000,000	1,000,000

		2,000,000

Virginia – 2.0%
Henrico County Virginia Economic Development Authority Revenue, Series B2, 0.33%, 11/1/42, (Credit Support Assured Guaranty, SPA Dexia Credit Local) (a)	2,000,000	2,000,000
Norfolk Virginia Redevelopment & Housing Authority Revenue, 0.28%, 8/1/31, (LOC Bank of America N.A.) (a)	600,000	600,000

		2,600,000

Washington – 3.5%
Washington State Health Care Facilities Authority Revenue, 0.29%, 11/15/26, (LOC Citibank N.A.) (a)(b)	2,000,000	2,000,000
Washington State Housing Finance Commision Nonprofit Revenue, Series A, 0.25%, 8/1/19, (LOC U.S. Bank N.A.) (a)	2,500,000	2,500,000

		4,500,000

West Virginia – 1.5%
West Virginia Economic Development Authority Pollution Control Revenue, Series B, 0.24%, 7/1/14, (LOC Royal Bank of Scotland) (a)	2,000,000	2,000,000

Wyoming – 0.8%
Sweetwater County Wyoming Pollution Control Revenue, Series A, 0.23%, 7/1/15, (LOC Barclays Bank plc) (a)	1,000,000	1,000,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $108,255,000)		108,255,000

Commercial Paper And Notes – 6.2%
Texas – 3.8%
Harris County Texas, Series F, 0.30%, 8/5/10, (LOC Helaba)	2,000,000	2,000,000
Houston Texas, Series A, 0.33%, 11/9/10, (LOC Bank of New York)	1,500,000	1,500,000
Houston Texas, Series A, 0.33%, 11/17/10, (LOC Bank of New York)	1,500,000	1,500,000

		5,000,000

Washington – 1.2%
Port of Bellingham Industrial Development Revenue, 0.44%, 9/8/10	1,500,000	1,500,000

Wyoming – 1.2%
Sweetwater County Wyoming Pollution, Series 88-A, 0.35%, 9/1/10, (LOC Barclays Bank plc)	1,500,000	1,500,000

TOTAL COMMERCIAL PAPER AND NOTES (COST $8,000,000)		8,000,000

Municipal Bonds – 6.2%
Florida – 1.3%
Lee County Florida Airport Revenue, Series B, 5.75%, 10/1/33, (Credit Support AGM), prerefunded 10/1/10 @ 101	800,000	815,191
Orange County Florida Tourist Development Tax Revenue, Series A, 5.90%, 10/1/10, (Credit Support NATL-RE), prerefunded/escrowed to maturity	835,000	842,671

		1,657,862

Massachusetts – 0.5%
Massachusetts State GO, Series C, 5.75%, 10/1/11, prerefunded 10/1/10 @ 100	250,000	252,238

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Shares or Principal Amount ($)	Amortized Cost ($)

Municipal Bonds, continued
Massachusetts, continued
Massachusetts State GO, Series A, 5.25%, 1/1/19, prerefunded 10/1/11 @ 100	415,000	423,539

		675,777

Minnesota – 0.5%
Minnesota State GO, 5.00%, 11/1/20, AGM, prerefunded 11/1/10 @ 100	675,000	682,901

Missouri – 0.9%
Mehlville Missouri School District No R-9 Certificates of Participation, Series A, 5.50%, 3/1/14, (Credit Support AGM), prerefunded 3/01/11 @ 100	1,190,000	1,225,591

Puerto Rico – 2.0%
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A, 5.50%, 10/1/32, prerefunded 10/1/10 @ 101	2,500,000	2,546,922

Tennessee – 0.2%
Memphis Tennessee GO, 5.00%, 11/1/11, prerefunded 10/1/10 @ 101	250,000	255,453

Texas – 0.8%
Texas State Revenue, 2.50%, 8/31/10	1,000,000	1,001,843

TOTAL MUNICIPAL BONDS (COST $8,046,349)		8,046,349

Investment Companies – 4.0%
BlackRock Liquidity Funds MuniFund Portfolio, Institutional Shares, 0.14% (c)	2,579,439	2,579,439
Northern Institutional Tax Exempt Portfolio, Shares Class, 0.05% (c)	2,625,800	2,625,800

TOTAL INVESTMENT COMPANIES (COST $5,205,239)		5,205,239

TOTAL INVESTMENTS (COST $129,506,588) — 99.9%		129,506,588

Percentages indicated are based on net assets of $129,671,943.
AGM	Assured Guaranty Municipal Corporation
AMT	Interest on security is subject to federal alternative minimum tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
IDR	Industrial Development Revenue
LOC	Letter of Credit
plc	Public Limited Company
SPA	Standby Purchase Agreement

(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2010. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)	The rate represents the annualized one-day yield that was in effect on July 31, 2010.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

U.S. Government and Government Agency
Obligations – 55.3%
Federal Farm Credit Bank – 6.5%
0.48%, 8/19/10 (a)	65,000,000	64,984,400
0.32%, 9/3/10, Series 1 (b)	100,000,000	100,000,000
5.25%, 9/13/10	16,340,000	16,433,865
0.39%, 12/1/10	100,000,000	100,000,000
3.75%, 12/6/10	7,800,000	7,893,133
0.21%, 12/7/10 (b)	50,000,000	50,000,000
0.23%, 1/21/11, Series 1 (b)	100,000,000	99,994,989
3.00%, 3/3/11	10,000,000	10,156,677
0.26%, 4/20/11, Series 1 (b)	40,000,000	40,000,000
0.40%, 6/1/11 (b)	150,000,000	150,000,000

		639,463,064

Federal Home Loan Bank – 24.9%
0.55%, 8/5/10	100,000,000	99,999,375
0.22%, 8/25/10 (a)	88,200,000	88,187,358
0.42%, 9/21/10	85,000,000	84,996,356
0.77%, 9/29/10	48,000,000	48,025,113
0.50%, 10/25/10	100,000,000	100,015,091
0.45%, 10/28/10	50,000,000	50,012,855
0.27%, 10/29/10, Series 1	252,000,000	251,977,162
0.50%, 10/29/10	40,000,000	40,004,295
0.50%, 10/29/10	100,000,000	100,015,478
0.28%, 11/10/10, Series 1	100,000,000	99,992,439
0.50%, 11/24/10	100,000,000	100,000,000
0.22%, 12/3/10, Series 1 (b)	150,000,000	149,979,248
0.40%, 1/4/11	50,000,000	50,002,992
0.26%, 1/12/11	150,000,000	150,000,000
0.27%, 1/14/11 (b)	200,000,000	200,000,000
0.26%, 1/21/11, Series 1	250,000,000	249,945,232
0.27%, 1/28/11	150,000,000	149,996,215
0.24%, 5/6/11 (b)	51,000,000	50,976,309
0.25%, 5/6/11, Series 1 (b)	100,000,000	99,969,534
0.30%, 5/10/11 (c)	75,690,000	75,690,000
0.22%, 5/26/11, Series 1 (b)	5,000,000	4,996,659
0.28%, 5/27/11, Series 3 (b)	175,000,000	175,000,000
0.75%, 6/7/11	50,000,000	50,000,000

		2,469,781,711

Federal Home Loan Mortgage Corp. – 10.5%
0.21%, 8/16/10 (a)	66,098,000	66,092,217
1.33%, 8/18/10	12,600,000	12,605,829
0.22%, 8/30/10 (a)	198,000,000	197,965,708
0.23%, 9/7/10 (a)	50,000,000	49,988,181
0.51%, 9/10/10 (b)	30,000,000	30,002,563
1.45%, 9/10/10	77,425,000	77,517,541
0.24%, 9/14/10 (a)	50,000,000	49,985,333
0.24%, 9/23/10 (a)	134,200,000	134,152,583
0.20%, 9/27/10 (a)	50,000,000	49,984,167
0.27%, 9/30/10 (a)	100,000,000	99,955,000
0.27%, 10/18/10 (a)	50,000,000	49,970,750
3.13%, 10/25/10	33,305,000	33,515,267
0.27%, 11/16/10 (a)	100,000,000	99,919,750
0.38%, 8/8/11 (b)	100,000,000	100,000,000

		1,051,654,889

Federal National Mortgage Association – 13.4%
0.21%, 8/2/10 (a)	100,000,000	99,999,417
0.22%, 8/18/10 (a)	150,000,000	149,984,653
0.24%, 9/20/10 (a)	50,000,000	49,983,333
0.26%, 10/1/10 (a)	200,000,000	199,913,583
2.88%, 10/12/10	25,000,000	25,121,331
0.27%, 10/13/10 (a)	100,000,000	99,945,250
0.30%, 10/25/10 (a)	200,000,000	199,858,333
0.20%, 11/1/10 (a)	150,000,000	149,923,333
0.29%, 12/1/10 (a)	100,000,000	99,901,722
0.23%, 12/2/10 (a)	150,000,000	149,882,125
5.50%, 3/15/11	48,000,000	49,494,782
5.13%, 4/15/11	72,000,000	74,338,511

		1,348,346,373

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST $5,509,246,037)		5,509,246,037

U.S. Treasury Obligations – 0.5%
U.S. Treasury Bills – 0.5%
0.16%, 8/19/10 (a)	50,000,000	49,996,125

TOTAL U.S. TREASURY OBLIGATIONS (COST $49,996,125)		49,996,125

Repurchase Agreements – 44.1%
Bank of America Corp., purchased on 7/30/10, 0.21%, due on 8/2/10 with a maturity value of $500,008,750, collateralized by various U.S. Government and Government Agency Obligations, 0.00%-4.50%, 8/20/10-2/1/40, fair value $510,000,861.	500,000,000	500,000,000
Barclays Capital Group, purchased on 7/30/10, 0.23%, due on 8/2/10 with a maturity value of $250,004,792, collateralized by various Corporate Obligations, 0.28%-3.25%, 12/1/10-11/15/12, fair value $255,000,001.	250,000,000	250,000,000
BNP Paribas, purchased on 7/12/10, 0.21%, due on 8/11/10 with a maturity value of $500,087,500, collateralized by various U.S. Government and Government Agency Obligations, 1.81%-7.50%, 9/1/10-1/1/41, fair value $510,000,000.	500,000,000	500,000,000
BNP Paribas, purchased on 7/19/10, 0.19%, due on 8/19/10 with a maturity value of $250,040,903, collateralized by various U.S. Government and Government Agency Obligations, 2.27%-8.00%, 11/1/10-8/1/40, fair value $255,000,000.	250,000,000	250,000,000
Deutsche Bank, purchased on 7/23/10, 0.21%, due on 8/6/10 with a maturity value of $250,020,417, collateralized by various U.S. Government and Government Agency Obligations, 4.50%-5.50%, 4/1/23-8/1/40, fair value $255,000,000.	250,000,000	250,000,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Repurchase Agreements, continued
Deutsche Bank, purchased on 7/23/10, 0.22%, due on 8/13/10 with a maturity value of $250,032,083, collateralized by various U.S. Government and Government Agency Obligations, 0.00%-5.89%, 4/1/23-7/1/40, fair value $255,000,000.	250,000,000	250,000,000
Goldman Sachs, purchased on 7/30/10, 0.22%, due on 8/2/10 with a maturity value of $470,008,617, collateralized by various Corporate Obligations, 1.25%-3.00%, 11/15/11-3/12/12, fair value $479,400,000.	470,000,000	470,000,000
Greenwich Capital Markets, Inc., purchased on 7/19/10, 0.21%, due on 8/18/10 with a maturity value of $250,043,750, collateralized by various U.S. Government and Government Agency Obligations, 0.00%, 12/1/35-8/1/40, fair value of $255,002,498.	250,000,000	250,000,000
Greenwich Capital Markets, Inc., purchased on 7/19/10, 0.21%, due on 8/5/10 with a maturity value of $250,024,792, collateralized by various U.S. Government and Government Agency Obligations, 0.00%, 12/1/28-8/1/40, fair value $255,002,797.	250,000,000	250,000,000
Morgan Stanley, purchased on 7/30/10, 0.21%, due on 8/2/10 with a maturity value of $100,001,750, collateralized by various U.S. Government and Government Agency Obligations, 4.50%-6.00%, 9/1/29-9/1/39, fair value $102,000,000.	100,000,000	100,000,000
Royal Bank of Canada, purchased on 7/12/10, 0.22%, due on 10/12/10 with a maturity value of $300,168,667, collateralized by various U.S. Government and Government Agency Obligations, 2.73%-16.00%, 7/1/11-8/1/40, fair value $306,000,001.	300,000,000	300,000,000
Royal Bank of Canada, purchased on 7/14/10, 0.20%, due on 8/12/10 with a maturity value of $150,024,167, collateralized by various U.S. Government and Government Agency Obligations, 4.00%-6.50%, 7/1/17-7/3/40, fair value $153,000,000.	150,000,000	150,000,000
Royal Bank of Canada, purchased on 7/28/10, 0.21%, due on 8/25/10 with a maturity value of $175,028,583, collateralized by various U.S. Government and Government Agency Obligations, 3.51%-5.16%, 10/1/14-11/1/17, fair value $178,743,176.	175,000,000	175,000,000
Royal Bank of Canada, purchased on 7/30/10, 0.20%, due on 8/2/10 with a maturity value of $450,007,500, collateralized by various U.S. Treasury Obligations, 2.75%- 7.13%, 5/31/12-2/15/23, fair value $459,000,030.	450,000,000	450,000,000
Royal Bank of Canada, purchased on 7/30/10, 0.21%, due on 8/2/10 with a maturity value of $250,004,375, collateralized by various U.S. Government and Government Agency Obligations, 0.00%-5.13%, 1/24/11-6/29/25, fair value $255,004,492.	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS (COST $4,395,000,000)		4,395,000,000

TOTAL INVESTMENTS (COST $9,954,242,162) — 99.9%		9,954,242,162

Percentages indicated are based on net assets of $9,959,953,034.
(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2010. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c)	Step Bond. Income recognition is on the effective yield method for Step Bonds.

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

U.S. Treasury Obligations— 94.9%
U.S. Treasury Bills – 86.2%
0.16%, 8/5/10 (a)	226,000,000	225,996,089
0.15%, 8/12/10 (a)	484,000,000	483,976,656
0.19%, 8/26/10 (a)	925,000,000	924,895,817
0.15%, 9/2/10 (a)	133,000,000	132,982,858
0.15%, 9/9/10 (a)	334,500,000	334,443,123
0.19%, 9/16/10 (a)	385,000,000	384,920,013
0.25%, 9/23/10 (a)	25,000,000	24,990,983
0.24%, 9/30/10 (a)	25,000,000	24,990,104
0.15%, 10/14/10 (a)	350,000,000	349,892,084
0.37%, 10/21/10 (a)	138,800,000	138,684,298
0.15%, 10/28/10 (a)	150,000,000	149,943,779
0.22%, 12/9/10 (a)	150,000,000	149,883,541
0.22%, 1/13/11 (a)	50,000,000	49,950,348
0.19%, 1/20/11 (a)	50,000,000	49,954,611
0.20%, 1/27/11 (a)	50,000,000	49,950,278

		3,475,454,582

U.S. Treasury Notes – 8.7%
2.38%, 8/31/10	200,000,000	200,354,579
1.50%, 10/31/10	25,000,000	25,066,112
5.00%, 2/15/11	18,299,000	18,769,963
0.88%, 4/30/11	50,000,000	50,225,370
1.00%, 7/31/11	50,000,000	50,309,679

		344,725,703

Total U.S. Treasury Obligations (Cost $3,820,180,285)		3,820,180,285

TOTAL INVESTMENTS (COST $3,820,180,285) — 94.9%		3,820,180,285

Percentages indicated are based on net assets of $4,025,622,745.
(a)	Discount note. Rate presented represents the effective yield at time of purchase.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

AGGRESSIVE STRATEGY FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

	Shares	Value ($)

Affiliated Investment Companies— 7.0%
HSBC Investor Mid-Cap Fund, Class I Shares	100,491	675,300
HSBC Investor Prime Money Market Fund, Class I Shares, 0.22% (a)	179,543	179,543

Total Affiliated Investment Companies		854,843

Affiliated Portfolios— 59.0%
HSBC Investor Growth Portfolio		2,748,620
HSBC Investor International Equity Portfolio		1,099,940
HSBC Investor Opportunity Portfolio		676,909
HSBC Investor Value Portfolio		2,733,840

Total Affiliated Portfolios		7,259,309

Unaffiliated Investment Companies— 28.0%
BlackRock Latin America Fund, Inc., Institutional Shares	2,259	148,564
Cohen & Steers Institutional Global Realty Shares, Inc.	876	16,499
Delaware Emerging Markets Fund, Class I Shares	45,099	614,697
EII Global Property Fund, Institutional Shares	1,255	16,769
Franklin Total Return Fund, Advisor Shares	25,196	255,524
Goldman Sachs Emerging Markets Debt Fund, Class I Shares	5,928	74,027
Goldman Sachs High Yield Fund, Institutional Shares	71,128	508,030
JPMorgan High Yield Fund, Select Shares	63,777	508,558
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	6,857	54,379
PIMCO Total Return Fund, Institutional Shares	31,444	359,360
Transamerica WMC Emerging Markets Fund, Class I Shares	70,085	891,486

Total Unaffiliated Investment Companies		3,447,893

Exchange Traded Funds— 5.9%
Consumer Staples Select Sector SPDR Fund	1,749	47,188
Health Care Select Sector SPDR Fund	1,877	53,626
PowerShares Global Listed Private Equity Portfolio ETF	56,340	516,074
SPDR S&P International Consumer Staples Sector ETF	1,456	40,506
SPDR S&P International Health Care Sector ETF	1,114	30,635
SPDR S&P International Telecommunications Sector ETF	1,040	23,722
Vanguard Telecommunication Services ETF	237	13,730

Total Exchange Traded Funds		725,481

TOTAL INVESTMENTS — 99.9%		12,287,526

Percentages indicated are based on net assets of $12,305,249.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2010.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

BALANCED STRATEGY FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

	Shares	Value ($)

Affiliated Investment Companies— 5.4%
HSBC Investor Mid-Cap Fund, Class I Shares	204,892	1,376,875
HSBC Investor Prime Money Market Fund, Class I Shares, 0.22% (a)	522,403	522,403

Total Affiliated Investment Companies		1,899,278

Affiliated Portfolios— 40.3%
HSBC Investor Growth Portfolio		5,641,518
HSBC Investor International Equity Portfolio		1,825,585
HSBC Investor Opportunity Portfolio		1,389,651
HSBC Investor Value Portfolio		5,435,594

Total Affiliated Portfolios		14,292,348

Unaffiliated Investment Companies— 49.1%
BlackRock Latin America Fund, Inc., Institutional Shares	3,536	232,582
Cohen & Steers Institutional Global Realty Shares, Inc.	14,177	267,095
Delaware Emerging Markets Fund, Class I Shares	67,675	922,416
EII Global Property Fund, Institutional Shares	20,341	271,761
Franklin Total Return Fund, Advisor Shares	191,010	1,937,105
Goldman Sachs Emerging Markets Debt Fund, Class I Shares	202,070	2,523,444
Goldman Sachs High Yield Fund, Institutional Shares	332,336	2,373,670
Highbridge Statistical Market Neutral Fund, Select Shares	11,560	178,711
JPMorgan High Yield Fund, Select Shares	282,608	2,253,519
Northern Institutional Diversified Assets Portfolio, Institutional Shares	168	168
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	294,874	2,338,351
PIMCO Total Return Fund, Institutional Shares	238,345	2,723,944
Transamerica WMC Emerging Markets Fund, Class I Shares	109,746	1,395,973

Total Unaffiliated Investment Companies		17,418,739

Exchange Traded Funds— 4.7%
Consumer Staples Select Sector SPDR Fund	5,316	143,426
Health Care Select Sector SPDR Fund	5,214	148,964
PowerShares Global Listed Private Equity Portfolio ETF	113,082	1,035,831
SPDR S&P International Consumer Staples Sector ETF	4,424	123,076
SPDR S&P International Health Care Sector ETF	3,361	92,427
SPDR S&P International Telecommunications Sector ETF	3,058	69,753
Vanguard Telecommunication Services ETF	696	40,319

Total Exchange Traded Funds		1,653,796

TOTAL INVESTMENTS — 99.5%		35,264,161

Percentages indicated are based on net assets of $35,453,736.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2010.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

MODERATE STRATEGY FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

	Shares	Value ($)

Affiliated Investment Companies— 4.1%
HSBC Investor Mid-Cap Fund, Class I Shares	142,435	957,166
HSBC Investor Prime Money Market Fund, Class I Shares, 0.22% (a)	545,170	545,170

Total Affiliated Investment Companies		1,502,336

Affiliated Portfolios— 29.5%
HSBC Investor Growth Portfolio		3,877,806
HSBC Investor International Equity Portfolio		2,100,374
HSBC Investor Opportunity Portfolio		956,859
HSBC Investor Value Portfolio		3,861,828

Total Affiliated Portfolios		10,796,867

Unaffiliated Investment Companies— 63.3%
BlackRock Latin America Fund, Inc., Institutional Shares	2,656	174,726
Cohen & Steers Institutional Global Realty Shares, Inc.	11,980	225,697
Delaware Emerging Markets Fund, Class I Shares	47,086	641,785
EII Global Property Fund, Institutional Shares	17,178	229,499
Franklin Total Return Fund, Advisor Shares	389,440	3,949,478
Goldman Sachs Emerging Markets Debt Fund, Class I Shares	243,069	3,035,557
Goldman Sachs High Yield Fund, Institutional Shares	319,752	2,283,910
Highbridge Statistical Market Neutral Fund, Select Shares	34,294	530,192
JPMorgan High Yield Fund, Select Shares	289,256	2,306,536
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	356,335	2,825,737
PIMCO Total Return Fund, Institutional Shares	516,594	5,903,961
Transamerica WMC Emerging Markets Fund, Class I Shares	78,573	999,445

Total Unaffiliated Investment Companies		23,106,523

Exchange Traded Funds— 3.0%
Consumer Staples Select Sector SPDR Fund	4,138	111,643
Health Care Select Sector SPDR Fund	3,999	114,251
PowerShares Global Listed Private Equity Portfolio ETF	65,207	597,296
SPDR S&P International Consumer Staples Sector ETF	3,440	95,701
SPDR S&P International Health Care Sector ETF	2,673	73,508
SPDR S&P International Telecommunications Sector ETF	2,474	56,432
Vanguard Telecommunication Services ETF	569	32,962

Total Exchange Traded Funds		1,081,793

TOTAL INVESTMENTS — 99.9%		36,487,519

Percentages indicated are based on net assets of $36,525,756.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2010.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

CONSERVATIVE STRATEGY FUND

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

	Shares	Value ($)

Affiliated Investment Companies— 3.3%
HSBC Investor Mid-Cap Fund, Class I Shares	32,525	218,566
HSBC Investor Prime Money Market Fund, Class I Shares, 0.22% (a)	235,072	235,072

Total Affiliated Investment Companies		453,638

Affiliated Portfolios— 20.5%
HSBC Investor Growth Portfolio		933,411
HSBC Investor International Equity Portfolio		742,329
HSBC Investor Opportunity Portfolio		216,427
HSBC Investor Value Portfolio		914,887

Total Affiliated Portfolios		2,807,054

Unaffiliated Investment Companies— 76.3%
Cohen & Steers Institutional Global Realty Shares, Inc.	956	18,009
Delaware Emerging Markets Fund, Class I Shares	3,375	45,998
EII Global Property Fund, Institutional Shares	1,370	18,307
Franklin Total Return Fund, Advisor Shares	241,814	2,462,358
Goldman Sachs Emerging Markets Debt Fund, Class I Shares	89,066	1,112,190
Goldman Sachs High Yield Fund, Institutional Shares	114,104	814,908
Highbridge Statistical Market Neutral Fund, Select Shares	24,289	375,515
JPMorgan High Yield Fund, Select Shares	102,052	813,733
Northern Institutional Diversified Assets Portfolio, Institutional Shares	55,616	55,617
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	126,530	1,003,386
PIMCO Total Return Fund, Institutional Shares	322,092	3,680,921
Transamerica WMC Emerging Markets Fund, Class I Shares	5,676	72,200

Total Unaffiliated Investment Companies		10,473,142

Exchange Traded Funds— 1.0%
Consumer Staples Select Sector SPDR Fund	887	23,931
Health Care Select Sector SPDR Fund	856	24,456
PowerShares Global Listed Private Equity Portfolio ETF	3,879	35,532
SPDR S&P International Consumer Staples Sector ETF	739	20,559
SPDR S&P International Health Care Sector ETF	580	15,950
SPDR S&P International Telecommunications Sector ETF	542	12,363
Vanguard Telecommunication Services ETF	124	7,183

Total Exchange Traded Funds		139,974

TOTAL INVESTMENTS — 101.1%		13,873,808

Percentages indicated are based on net assets of $13,729,601.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2010.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH PORTFOLIO

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks – 97.4%
Aerospace & Defense – 2.0%
United Technologies Corp.	25,200	1,791,720

Air Freight & Logistics – 1.2%
C.H. Robinson Worldwide, Inc.	16,100	1,049,720

Beverages – 1.1%
PepsiCo, Inc.	14,800	960,668

Biotechnology – 1.0%
Celgene Corp. (a)	16,700	921,005

Capital Markets – 3.8%
Franklin Resources, Inc.	11,500	1,156,670
Goldman Sachs Group, Inc.	14,600	2,201,972

		3,358,642

Chemicals – 1.0%
Ecolab, Inc.	17,900	875,489

Communications Equipment – 4.1%
Cisco Systems, Inc. (a)	100,200	2,311,614
QUALCOMM, Inc.	33,600	1,279,488

		3,591,102

Computers & Peripherals – 11.7%
Apple, Inc. (a)	16,000	4,116,000
EMC Corp. (a)	121,300	2,400,527
Hewlett-Packard Co.	64,900	2,987,996
NetApp, Inc. (a)	19,300	816,390

		10,320,913

Construction & Engineering – 0.9%
Fluor Corp.	16,600	801,614

Diversified Consumer Services – 0.8%
New Oriental Education & Technology Group, Inc. ADR (a)	7,600	743,280

Diversified Financial Services – 4.0%
IntercontinentalExchange, Inc. (a)	7,700	813,274
JP Morgan Chase & Co.	67,700	2,726,956

		3,540,230

Electronic Equipment, Instruments & Components – 1.9%
Agilent Technologies, Inc. (a)	27,200	759,696
Amphenol Corp., Class A	20,100	900,480

		1,660,176

Energy Equipment & Services – 4.5%
Dresser-Rand Group, Inc. (a)	31,400	1,168,394
FMC Technologies, Inc. (a)	14,700	930,216
Schlumberger Ltd.	32,100	1,915,086

		4,013,696

Food & Staples Retailing – 1.0%
Costco Wholesale Corp.	15,100	856,321

Food Products – 1.3%
Green Mountain Coffee Roasters, Inc. (a)	37,500	1,154,625

Health Care Providers & Services – 2.8%
Express Scripts, Inc. (a)	34,400	1,554,192
Medco Health Solutions, Inc. (a)	18,900	907,200

		2,461,392

Health Care Technology – 0.6%
Cerner Corp. (a)	6,800	526,660

Hotels, Restaurants & Leisure – 1.1%
Yum! Brands, Inc.	22,900	945,770

Internet & Catalog Retail – 4.2%
Amazon.com, Inc. (a)	14,500	1,709,405
Priceline.com, Inc. (a)	9,000	2,019,600

		3,729,005

Internet Software & Services – 4.7%
Baidu, Inc. ADR (a)	15,650	1,274,067
Equinix, Inc. (a)	13,100	1,224,981
Google, Inc., Class A (a)	3,510	1,701,823

		4,200,871

IT Services – 7.4%
Cognizant Technology Solutions Corp. (a)	61,600	3,360,896
Visa, Inc., Class A	43,900	3,220,065

		6,580,961

Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific, Inc. (a)	8,900	399,254

Machinery – 7.0%
Danaher Corp.	58,800	2,258,508
Deere & Co.	22,600	1,506,968
Flowserve Corp.	9,300	922,188
Illinois Tool Works, Inc.	35,500	1,544,250

		6,231,914

Metals & Mining – 1.4%
Cliffs Natural Resources, Inc.	21,700	1,227,569

Multiline Retail – 1.2%
Kohl’s Corp. (a)	22,800	1,087,332

Oil, Gas & Consumable Fuels – 3.2%
EOG Resources, Inc.	5,900	575,250
Occidental Petroleum Corp.	11,700	911,781
Peabody Energy Corp.	29,900	1,349,985

		2,837,016

Personal Products – 1.0%
The Estee Lauder Cos., Inc., Class A	14,600	908,850

Pharmaceuticals – 3.1%
Shire plc ADR	20,900	1,439,383
Teva Pharmaceutical Industries Ltd. ADR	26,400	1,289,640

		2,729,023

Road & Rail – 2.9%
Union Pacific Corp.	34,200	2,553,714

Semiconductors & Semiconductor Equipment – 4.5%
Broadcom Corp., Class A	28,900	1,041,267
Lam Research Corp. (a)	25,900	1,092,721
Linear Technology Corp.	27,400	873,512

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH PORTFOLIO

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Shares	Value ($)

Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
Marvell Technology Group Ltd. (a)	65,100	971,292

		3,978,792

Software – 6.7%
Autodesk, Inc. (a)	39,700	1,172,738
Citrix Systems, Inc. (a)	23,100	1,270,962
Oracle Corp.	72,500	1,713,900
Salesforce.com, Inc. (a)	8,600	850,970
VMware, Inc., Class A (a)	11,600	899,348

		5,907,918

Specialty Retail – 3.7%
Lowe’s Cos., Inc.	35,300	732,122
O’Reilly Automotive, Inc. (a)	22,300	1,098,944
Urban Outfitters, Inc. (a)	44,900	1,443,984

		3,275,050

Wireless Telecommunication Services – 1.1%
American Tower Corp., Class A (a)	20,100	929,424

TOTAL COMMON STOCKS (COST $76,586,206)		86,149,716

Investment Companies – 1.5%
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.03% (b)	1,366,793	1,366,793

TOTAL INVESTMENT COMPANIES (COST $1,366,793)		1,366,793

TOTAL INVESTMENTS (COST $77,952,999) — 98.9%		87,516,509

Percentages indicated are based on net assets of $88,486,325.
ADR	American Depositary Receipt
plc	Public Limited Company
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2010.

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks – 98.3%
Australia – 4.1%
Australia & New Zealand Banking Group Ltd.	14,000	291,883
Boral Ltd.	51,520	197,584
Incitec Pivot Ltd.	46,600	136,987
National Australia Bank Ltd.	33,165	753,846
Telstra Corp. Ltd.	70,200	204,457

		1,584,757

Austria – 0.7%
OMV AG	8,600	287,821

Belgium – 0.4%
KBC Groep NV (a)	3,300	145,767

Brazil – 0.8%
Banco Do Brasil SA	11,100	191,934
Vale SA, Preferred ADR	5,600	135,688

		327,622

Canada – 3.9%
Lundin Mining Corp. (a)	45,600	177,467
National Bank of Canada	5,900	338,627
Nexen, Inc.	17,682	367,300
Penn West Energy Trust	20,112	390,186
Suncor Energy, Inc.	7,228	238,331

		1,511,911

Denmark – 1.5%
Carlsberg A/S, Class B	1,725	152,978
Danske Bank A/S (a)	18,800	442,953

		595,931

France – 14.0%
Arkema	4,200	183,058
BNP Paribas SA	8,986	617,168
Bouygues SA	12,600	531,936
Cap Gemini SA	7,900	375,926
Casino Guichard-Perrachon SA	3,800	330,902
Compagnie de Saint-Gobain	88	3,745
Compagnie Generale de Geophysique-Veritas (a)	7,000	135,219
Electricite de France	9,500	403,787
France Telecom SA	25,200	527,668
Lagardere S.C.A.	10,300	379,342
PPR	1,300	173,879
Sanofi-Aventis	9,400	545,902
Societe Generale	8,581	494,593
Vallourec SA	2,234	217,473
Vivendi	22,220	534,032

		5,454,630

Germany – 9.4%
Allianz SE	5,800	670,341
Bayer AG	10,200	586,248
Bayerische Motoren Werke AG	11,200	603,153
Deutsche Bank AG	6,800	473,765
E.ON AG	20,200	603,531
Muenchener Rueckversicherungs- Gesellschaft AG	2,100	291,553
Thyssenkrupp AG	13,700	405,845

		3,634,436

Hong Kong – 1.7%
Esprit Holdings Ltd.	57,577	361,376
New World Development Co. Ltd.	160,009	285,936

		647,312

Italy – 4.5%
ENI SpA	25,200	515,190
Telecom Italia RSP	204,200	212,193
Telecom Italia SpA	286,200	364,528
UniCredit SpA	232,800	652,177

		1,744,088

Japan – 21.9%
AEON Co. Ltd.	18,100	193,824
Air Water, Inc.	5,800	63,116
Asahi Breweries Ltd.	16,200	287,129
Dowa Holdings Co. Ltd.	19,800	104,295
East Japan Railway Co.	2,600	167,655
ITOCHU Corp.	39,700	309,768
Japan Tobacco, Inc.	179	576,082
JFE Holdings, Inc.	9,700	300,388
JX Holdings, Inc. (a)	41,500	224,844
KDDI Corp.	62	301,817
KONAMI Corp.	6,300	97,147
Konica Minolta Holdings, Inc.	10,700	112,723
Mitsubishi Corp.	24,600	532,269
Mitsubishi Materials Corp. (a)	54,400	144,848
Mitsui & Co. Ltd.	33,000	423,292
Mitsui Fudosan Co. Ltd.	31,600	468,256
NAMCO BANDAI Holdings, Inc.	20,600	184,346
NGK Spark Plug Co. Ltd.	14,600	188,796
Nippon Telegraph & Telephone Corp.	14,000	581,848
Nissan Motor Co. Ltd. (a)	68,800	528,863
Sharp Corp.	29,800	326,703
Sony Corp.	16,910	529,539
Sumitomo Mitsui Financial Group, Inc.	15,500	480,181
Sumitomo Realty & Development Co. Ltd.	6,000	108,081
The Tokyo Electric Power Co., Inc.	19,600	538,444
Tokyo Gas Co. Ltd.	49,000	222,934
Toshiba Corp. (a)	97,900	512,281

		8,509,469

Kazakhstan – 0.4%
KazMunaiGas Exploration Production GDR	7,050	137,898

Netherlands – 1.7%
Koninklijke Ahold NV	10,800	138,613
Randstad Holding NV (a)	12,000	538,973

		677,586

New Zealand – 0.4%
Telecom Corp. of New Zealand Ltd.	98,323	142,293

Norway – 0.3%
Petroleum Geo-Services ASA (a)	12,150	109,039

Russian Federation – 0.3%
Gazprom OAO ADR	5,600	120,848

South Korea – 1.9%
Hana Financial Group, Inc.	4,400	131,135
KB Financial Group, Inc. ADR	7,979	341,342

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Shares	Value ($)

Common Stocks, continued
South Korea, continued
Samsung Electronics Co. Ltd., Preferred	600	282,562

		755,039

Spain – 1.4%
Telefonica SA	23,700	537,949

Sweden – 0.8%
Electrolux AB, B Shares	13,000	290,070

Switzerland – 1.8%
Novartis AG	14,240	691,216

Taiwan – 0.8%
AU Optronics Corp.	210,030	198,970
United Microelectronics Corp.	272,000	120,561

		319,531

Turkey – 0.4%
Turkiye Garanti Bankasi AS	30,900	159,997

United Kingdom – 25.2%
AstraZeneca plc	17,300	878,856
BAE Systems plc	82,300	403,372
Barclays plc	122,900	641,697
BP plc	101,900	648,995
British American Tobacco plc	15,000	516,324
FirstGroup plc	29,600	170,851
Imperial Tobacco Group plc	12,300	348,126
Inchcape plc (a)	27,440	128,592
Informa plc	20,900	128,668
Kazakhmys plc	11,500	219,395
Marks & Spencer Group plc	82,200	444,150
Old Mutual plc	257,800	488,590
Rentokil Initial plc (a)	60,700	97,423
Rio Tinto plc	14,000	725,819
Rolls-Royce Group plc	53,822	489,759
Royal Dutch Shell plc, A Shares	44,687	1,230,339
Thomas Cook Group plc	39,000	111,238
Travis Perkins plc (a)	14,600	193,211
Tui Travel plc	46,300	152,762
Vodafone Group plc	494,558	1,154,168
Xstrata plc	40,250	641,270

		9,813,605

TOTAL COMMON STOCKS (COST $40,572,563)		38,198,815

Investment Companies – 0.6%
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.03% (b)	242,891	242,891

TOTAL INVESTMENT COMPANIES (COST $242,891)		242,891

TOTAL INVESTMENTS (COST $40,815,454) — 98.9%		38,441,706

Percentages indicated are based on net assets of $38,874,839.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2010.

The Portfolio invested, as a percentage of net assets, in the following industries, as of July 31, 2010:

Industry	Percent of Net Assets

Aerospace/Defense	2.3%
Auto Components	0.5%
Automobiles	2.9%
Beverages	1.1%
Building Products	0.0%
Capital Markets	1.2%
Chemicals	1.0%
Commercial Banks	13.7%
Commercial Services & Supplies	0.3%
Computers & Peripherals	1.3%
Construction & Engineering	1.4%
Construction Materials	0.5%
Distributors	0.3%
Diversified Financial Services	0.9%
Diversified Telecommunication Services	6.6%
Electric Utilities	4.0%
Electronic Equipment, Instruments & Components	0.5%
Energy Equipment & Services	0.6%
Food & Staples Retailing	1.7%
Gas Utilities	0.6%
Hotels, Restaurants & Leisure	0.7%
Household Durables	2.9%
Insurance	3.8%
Investment Companies	0.6%
IT Services	1.0%
Leisure Equipment & Products	0.5%
Machinery	0.6%
Media	2.7%
Metals & Mining	7.3%
Multiline Retail	1.6%
Office Electronics	0.3%
Oil, Gas & Consumable Fuels	10.7%
Pharmaceuticals	7.0%
Professional Services	1.4%
Real Estate Management & Development	2.2%
Road & Rail	0.9%
Semiconductors & Semiconductor Equipment	1.0%
Software	0.2%
Specialty Retail	0.9%
Tobacco	3.7%
Trading Companies & Distributors	3.8%
Wireless Telecommunication Services	3.7%

Total Investments	98.9%

At July 31, 2010 the portfolio’s open foreign currency exchange contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value (U.S. Dollar) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

SHORT CONTRACTS
Canadian Dollar	Northern Trust	10/15/2010	1,388,000	1,352,695	1,348,942	3,753
Canadian Dollar	Northern Trust	10/15/2010	3,188,000	3,066,564	3,098,290	(31,726)

						(27,973)
LONG CONTRACTS
Canadian Dollar	Northern Trust	10/15/2010	2,860,000	2,711,029	2,779,520	68,491
Canadian Dollar	Northern Trust	10/15/2010	157,000	148,379	152,582	4,203
Canadian Dollar	Northern Trust	10/15/2010	133,000	127,676	129,257	1,581

						74,275

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

HSBC INVESTOR OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks – 97.1%
Aerospace & Defense – 2.0%
BE Aerospace, Inc. (a)	86,500	2,543,100

Auto Components – 3.3%
Gentex Corp.	129,300	2,491,611
The Goodyear Tire & Rubber Co. (a)	154,500	1,648,515

		4,140,126

Biotechnology – 4.0%
Alexion Pharmaceuticals, Inc. (a)	91,050	4,949,478

Capital Markets – 1.7%
Waddell & Reed Financial, Inc., Class A	90,400	2,154,232

Chemicals – 2.1%
Celanese Corp., Series A	92,500	2,598,325

Commercial Banks – 3.1%
Credicorp Ltd.	23,770	2,322,804
First Horizon National Corp. (a)	1	11
Huntington Bancshares, Inc.	254,200	1,540,452

		3,863,267

Commercial Services & Supplies – 2.1%
Waste Connections, Inc. (a)	70,300	2,683,351

Communications Equipment – 2.1%
Brocade Communications Systems, Inc. (a)	314,600	1,557,270
Comverse Technology, Inc. (a)	138,400	1,038,000

		2,595,270

Containers & Packaging – 2.3%
Crown Holdings, Inc. (a)	103,300	2,874,839

Diversified Financial Services – 1.6%
MSCI, Inc., Class A (a)	62,100	2,003,967

Electrical Equipment – 1.9%
AMETEK, Inc.	54,500	2,412,715

Energy Equipment & Services – 1.5%
Exterran Holdings, Inc. (a)	72,200	1,925,574

Food Products – 1.9%
Ralcorp Holdings, Inc. (a)	41,100	2,400,240

Health Care Equipment & Supplies – 3.8%
Hill-Rom Holdings, Inc.	86,350	2,853,004
IDEXX Laboratories, Inc. (a)	31,650	1,859,121

		4,712,125

Health Care Providers & Services – 3.4%
Community Health Systems, Inc. (a)	62,050	2,012,282
Coventry Health Care, Inc. (a)	91,500	1,814,445
Skilled Healthcare Group, Inc., Class A (a)	150,500	400,330

		4,227,057

Hotels, Restaurants & Leisure – 5.0%
Ctrip.com International Ltd. ADR (a)	60,800	2,447,808
Scientific Games Corp., Class A (a)	181,400	1,921,026
WMS Industries, Inc. (a)	48,550	1,869,660

		6,238,494

Household Products – 1.8%
Church & Dwight Co., Inc.	33,100	2,193,537

Internet Software & Services – 2.0%
VeriSign, Inc. (a)	88,750	2,498,313

IT Services – 2.1%
Alliance Data Systems Corp. (a)	45,300	2,603,844

Life Sciences Tools & Services – 4.5%
Illumina, Inc. (a)	32,300	1,448,009
Life Technologies Corp. (a)	50,950	2,190,340
Mettler-Toledo International, Inc. (a)	17,170	2,005,456

		5,643,805

Machinery – 3.7%
Crane Co.	61,600	2,189,264
IDEX Corp.	73,800	2,374,146

		4,563,410

Metals & Mining – 2.1%
Compass Minerals International, Inc.	36,730	2,596,444

Oil, Gas & Consumable Fuels – 9.8%
Consol Energy, Inc.	85,880	3,218,782
Denbury Resources, Inc. (a)	152,700	2,418,768
Ensco International plc ADR	81,800	3,420,058
Massey Energy Co.	104,050	3,181,849

		12,239,457

Pharmaceuticals – 1.4%
Elan Corp. plc ADR (a)	268,600	1,281,222
Santarus, Inc. (a)	183,800	457,662

		1,738,884

Real Estate Investment Trusts (REITs) – 1.4%
Hospitality Properties Trust	85,900	1,756,655

Road & Rail – 1.5%
Landstar System, Inc.	46,100	1,868,894

Semiconductors & Semiconductor Equipment – 5.0%
Altera Corp.	68,000	1,884,960
KLA-Tencor Corp.	33,100	1,048,277
LSI Corp. (a)	428,800	1,728,064
ON Semiconductor Corp. (a)	244,800	1,652,400

		6,313,701

Software – 10.0%
BMC Software, Inc. (a)	64,950	2,310,921
Check Point Software Technologies Ltd. (a)	76,750	2,611,035
Citrix Systems, Inc. (a)	43,600	2,398,872
Nuance Communications, Inc. (a)	197,150	3,254,946
Salesforce.com, Inc. (a)	19,525	1,931,999

		12,507,773

Specialty Retail – 4.7%
American Eagle Outfitters, Inc.	133,050	1,637,846
Hibbett Sports, Inc. (a)	80,150	2,121,570

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited) (continued)

	Shares	Value ($)

Common Stocks, continued
Specialty Retail, continued
O’Reilly Automotive, Inc. (a)	43,600	2,148,608

		5,908,024

Textiles, Apparel & Luxury Goods – 2.0%
Fossil, Inc. (a)	62,000	2,455,200

Trading Companies & Distributors – 1.3%
WESCO International, Inc. (a)	46,550	1,672,542

Wireless Telecommunication Services – 2.0%
NII Holdings, Inc. (a)	67,100	2,513,566

TOTAL COMMON STOCKS (COST $114,642,144)		121,396,209

Investment Companies – 0.3%
Northern Institutional Government Select Portfolio, Shares Class, 0.04% (b)	390,798	390,798

TOTAL INVESTMENT COMPANIES (COST $390,798)		390,798

TOTAL INVESTMENTS (COST $115,032,942) — 97.4%		121,787,007

Percentages indicated are based on net assets of $125,037,091.
ADR	American Depositary Receipt
plc	Public Limited Company
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2010.

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

HSBC INVESTOR VALUE PORTFOLIO

Schedule of Portfolio Investments - As of July 31, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks – 95.4%
Aerospace & Defense – 4.2%
Lockheed Martin Corp.	18,400	1,382,760
Raytheon Co.	13,400	620,018

		2,002,778

Biotechnology – 4.2%
Amgen, Inc. (a)	37,200	2,028,516

Capital Markets – 0.3%
Goldman Sachs Group, Inc.	965	145,541

Chemicals – 1.6%
The Mosaic Co.	16,500	786,225

Commercial Banks – 2.5%
Wells Fargo & Co.	42,700	1,184,071

Commercial Services & Supplies – 2.0%
Pitney Bowes, Inc.	39,500	964,195

Communications Equipment – 4.7%
Motorola, Inc. (a)	297,700	2,229,773

Diversified Financial Services – 4.2%
Citigroup, Inc. (a)	277,000	1,135,700
JP Morgan Chase & Co.	22,150	892,202

		2,027,902

Diversified Telecommunication Services – 0.1%
Frontier Communications Corp.	5,448	41,623

Energy Equipment & Services – 1.3%
Halliburton Co.	21,500	642,420

Food & Staples Retailing – 2.2%
CVS Caremark Corp.	14,800	454,212
Kroger Co. (The)	28,200	597,276

		1,051,488

Health Care Providers & Services – 1.2%
Aetna, Inc.	20,800	579,280

Household Products – 2.7%
Kimberly-Clark Corp.	19,900	1,275,988

Independent Power Producers & Energy Traders – 1.6%
NRG Energy, Inc. (a)	33,800	766,584

Insurance – 16.6%
Aon Corp.	38,500	1,450,295
Genworth Financial, Inc., Class A (a)	50,800	689,864
Lincoln National Corp.	25,900	674,436
Loews Corp.	41,240	1,532,066
MetLife, Inc.	42,000	1,766,520
The Hartford Financial Services Group, Inc.	43,900	1,027,699
Unum Group	33,600	766,752

		7,907,632

Machinery – 1.9%
Ingersoll-Rand plc	23,900	895,294

Media – 4.7%
CBS Corp., Class B	24,450	361,371
Viacom, Inc., Class B	56,500	1,866,760

		2,228,131

Metals & Mining – 7.6%
AngloGold Ashanti Ltd. ADR	40,727	1,650,258
Barrick Gold Corp.	48,000	1,972,800

		3,623,058

Oil, Gas & Consumable Fuels – 13.9%
Apache Corp.	19,400	1,854,252
Canadian Natural Resources Ltd.	32,000	1,101,440
Hess Corp.	12,100	648,439
Noble Energy, Inc.	19,500	1,307,670
Occidental Petroleum Corp.	12,000	935,160
Talisman Energy, Inc.	46,600	798,724

		6,645,685

Pharmaceuticals – 8.1%
Merck & Co., Inc.	37,600	1,295,696
Pfizer, Inc.	92,000	1,380,000
Sanofi-Aventis ADR	41,500	1,209,310

		3,885,006

Road & Rail – 1.6%
Union Pacific Corp.	10,000	746,700

Software – 5.8%
CA, Inc.	112,800	2,206,368
Microsoft Corp.	21,700	560,077

		2,766,445

Tobacco – 2.4%
Philip Morris International, Inc.	22,600	1,153,504

TOTAL COMMON STOCKS (COST $46,605,272)		45,577,839

Investment Companies – 4.7%
Northern Institutional Government Select Portfolio, Shares Class, 0.04% (b)	2,263,721	2,263,721

TOTAL INVESTMENT COMPANIES (COST $2,263,721)		2,263,721

TOTAL INVESTMENTS (COST $48,868,993) — 100.1%		47,841,560

Percentages indicated are based on net assets of $47,782,788.
ADR	American Depositary Receipt
plc	Public Limited Company
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2010.

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments (Unaudited)	July 31, 2010

1. Organization:

          The HSBC Investor Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987 is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of July 31, 2010, the Trust is comprised of 15 separate operational funds. The accompanying Schedules of Portfolio Investments (“Schedules”) are presented for the following funds (individually a “Fund”, collectively the “Funds”) of the Trust. All the Funds of the Trust are diversified funds under the Act. Each Fund is a part of the HSBC Investor Family of Funds:

Fund	Short Name

HSBC Investor Growth Fund	Growth Fund
HSBC Investor Opportunity Fund	Opportunity Fund
HSBC Investor Overseas Equity Fund	Overseas Equity Fund
HSBC Investor Value Fund	Value Fund
(Individually a “Feeder Fund”, collectively the “Feeder Funds”)

Aggressive Strategy Fund	Aggressive Fund
Balanced Strategy Fund	Balanced Fund
Moderate Strategy Fund	Moderate Fund
Conservative Strategy	Conservative Fund
(Individually a “World Selection Fund”, collectively the “World Selection Funds”)

HSBC Investor Mid-Cap Fund	Mid-Cap Fund
(Individually a “Variable Direct Fund”)

HSBC Investor California Tax-Free Money Market Fund	California Tax-Free Money Market Fund
HSBC Investor New York Tax-Free Money Market Fund	N.Y. Tax-Free Money Market Fund
HSBC Investor Prime Money Market Fund	Prime Money Market Fund

HSBC Investor Tax-Free Money Market Fund	Tax-Free Money Market Fund
HSBC Investor U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC Investor U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a “Money Market Fund”, collectively the “Money Market Funds”)

          The Feeder Funds, World Selection Funds, Variable Direct Fund and Money Market Funds are collectively referred to as the “Funds.”

          The HSBC Investor Growth Portfolio, HSBC Investor International Equity Portfolio, HSBC Investor Opportunity Portfolio and the HSBC Investor Value Portfolio (individually a “Portfolio”, collectively the “Portfolios”) are a diversified series of the HSBC Investor Portfolio (the “Portfolio Trust”). The Portfolio Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from certain funds of funds. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

          The Feeder Funds utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios (as defined below):

Feeder Fund	Respective Portfolio	Proportionate Interest on July 31, 2010

Growth Fund	HSBC Investor Growth Portfolio	68.2%
Opportunity Fund	HSBC Investor Opportunity Portfolio	8.9%
Overseas Equity Fund	HSBC Investor International Equity Portfolio	14.7%
Value Fund	HSBC Investor Value Portfolio	64.1%

          The Portfolios are part of the HSBC Investor Family of Funds, and like each Feeder Fund, are open end management investment companies. The Portfolios’ Schedules of Portfolio Investments (“Schedules”) are published separately and should be read in conjunction with the Schedules of the Feeder Funds and the World Selection Funds.

          Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”) (the “Affiliated Underlying Funds”), as well as mutual funds managed by other investment advisers and exchange-traded funds (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each World Selection Fund may also purchase and hold exchange-traded notes (“ETNs”). The Underlying Funds may include private equity funds and real estate funds that are organized as mutual funds or Exchange Traded Funds (“ETFs”). The World Selection Funds currently invest in each of the Portfolios. Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

          Under the Trust and Portfolio Trust organizational documents, the Trust and Portfolio Trust Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds and Portfolios. In addition, in the normal course of business, the Trust and Portfolio Trust enter into contracts with service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve any future claims that may be made against the Funds. However, based on experience, the Trust and Portfolio Trust expect that risk of loss to be remote.

Significant Accounting Policies:

          The following is a summary of the significant accounting policies followed by the Funds and the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

          The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Restricted and Illiquid Securities:

          A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment manager based on procedures established by the Board of Trustees of the Trust and the Portfolio Trust. Therefore, not all restricted securities are considered illiquid. At July 31, 2010, the Funds did not hold any restricted and illiquid securities.

Repurchase Agreements:

          The Funds (except the U.S. Treasury Money Market Fund) and Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer’’ (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ or the Portfolios’ Custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counter-party default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Investment Transactions:

A. Variable Direct Funds, Portfolios and Money Market Funds

          Investment transactions are accounted for no later than one business day following trade date. For financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and included, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

B. Feeder Funds and World Selection Funds

          The Feeder Funds and World Selection Funds record daily their pro-rata income, expenses and realized and unrealized gains and losses derived from their respective Portfolio. Changes in holdings of the Affiliated Underlying Funds, Unaffiliated Underlying Funds, ETNs and ETFs for each World Selection Fund are reflected no later than the first business day following trade date. For financial reporting purposes changes in holdings of the Affiliated Underlying Funds, Unaffiliated Underlying Funds, ETNs and ETFs are reflected as of trade date. In addition, the Feeder Funds and World Selection Funds accrue their own expenses daily as incurred.

Foreign Currency Translation:

          The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities.

Derivative Instruments:

          All open derivative positions at period end are reflected on the Portfolio’s Schedules. The following is a description of the derivative instruments utilized by the Portfolio, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts:

          The International Equity Portfolio enters into foreign currency exchange contracts. The Portfolios enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.

Futures Contracts:

          The Variable Direct Fund and the Portfolios may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions.

          Upon entering into futures contracts, the Variable Direct Fund or Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis. Should market conditions move unexpectedly, the Variable Direct Funds and the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Variable Direct Fund or Portfolios and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the quarter ended July 31, 2010, the Variable Direct Fund or Portfolios did not invest in futures contracts.

Options:

          The Variable Direct Fund may write covered call options against some of the securities in their portfolios provided the securities are listed on a national securities exchange. A call option is “covered’’ if the Fund owns the underlying securities covered by the call. The premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If the call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining a realized gain or loss. For the quarter ended July 31, 2010, the Variable Direct Fund did not write any covered call options.

3. Federal Income Tax Information:

          At July 31, 2010, the cost basis of securities (which excludes investments in Affiliated Portfolios) for federal income tax purposes, gross unrealized appreciation, gross depreciation and net unrealized appreciation/depreciation were as follows:

Fund	Tax Cost of Securities ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Mid-Cap Fund	13,896,221	3,073,096	(771,192)	2,301,904
California Tax-Free Money Market Fund	50,614,657	-	-	-
New York Tax-Free Money Market Fund	546,214,052	-	-	-
Prime Money Market Fund	10,713,365,777	-	-	-
Tax-Free Money Market Fund	129,506,588	-	-	-
U.S. Government Money Market Fund	9,954,242,162	-	-	-
U.S. Treasury Money Market Fund	3,820,184,701	-	(4,416)	(4,416)
Aggressive Strategy Fund	5,062,735	47,044	(81,562)	(34,518)
Balanced Strategy Fund	20,610,790	569,020	(207,997)	361,023
Moderate Strategy Fund	24,817,410	1,061,225	(187,983)	873,242
Conservative Strategy Fund	10,600,648	483,619	(17,513)	466,106
Growth Portfolio	75,665,184	14,256,473	(2,405,148)	11,851,325
International Equity Portfolio	40,850,513	2,441,070	(4,849,877)	(2,408,807)
Opportunity Portfolio	117,942,514	18,121,664	(14,277,171)	3,844,493
Value Portfolio	48,853,531	5,421,932	(6,433,903)	(1,011,971)

4. Investment Valuation Summary

          The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets

• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

          The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Variable Direct Fund

          Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

          Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

          Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

          Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Funds’ Board of Trustees (“Trustees”). Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or profits, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by the Fund include governmental actions, natural disasters and armed conflicts.

Feeder Funds and World Selection Funds

          The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy. The Feeder Funds and World Selection Funds record their investments in their respective Portfolios at fair value and are typically categorized as a Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, respectively, as more fully discussed below.

Portfolios

          Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

          Exchange traded, foreign equity securities are valued in the appropriate currency on the last quoted sale price and are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

          Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

          Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the New York Stock Exchange and are typically categorized as Level 2 in the fair value hierarchy. Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

          Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Portfolio Trust’s Board of Trustees. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the International Equity Portfolio to a significant extent.

Money Market Funds

          Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

          Investments in other money market funds are priced at net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

          For the quarter ended July 31, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

          The following is a summary of the valuation inputs used as of July 31, 2010 in valuing the Funds’ investments based upon the three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Growth Fund
Investment Securities:
Affiliated Portfolios	$-	$60,338,579	$-	$60,338,579

Total Investment Securities	$-	$60,338,579	$-	$60,338,579

Mid-Cap Fund
Investment Securities:
Common Stocks(a)	$15,837,540	$-	$-	$15,837,540
Investment Companies	360,585	-	-	360,585

Total Investment Securities	$16,198,125	$-	$-	$16,198,125

Opportunity Fund
Investment Securities:
Affiliated Portfolios	$-	$11,096,090	$-	$11,096,090

Total Investment Securities	$-	$11,096,090	$-	$11,096,090

Overseas Equity Fund
Investment Securities:
Affiliated Portfolios	$-	$5,724,844	$-	$5,724,844

Total Investment Securities	$-	$5,724,844	$-	$5,724,844

Value Fund
Investment Securities:
Affiliated Portfolios	$-	$30,657,521	$-	$30,657,521

Total Investment Securities	$-	$30,657,521	$-	$30,657,521

California Tax-Free Money Market Fund
Investment Securities:
Variable Rate Demand Notes	$-	$41,770,000	$-	$41,770,000
Municipal Bonds	-	2,285,657	-	2,285,657
Commercial Paper and Notes	-	6,500,000	-	6,500,000
Investment Companies	59,000	-	-	59,000

Total Investment Securities	$59,000	$50,555,657	$-	$50,614,657

New York Tax-Free Money Market Fund
Investment Securities:
Variable Rate Demand Notes	$-	$492,894,000	$-	$492,894,000
Commercial Paper and Notes	-	4,029,000	-	4,029,000
Municipal Bonds	-	18,358,227	-	18,358,227
Investment Companies	30,932,825	-	-	30,932,825

Total Investment Securities	$30,932,825	$515,281,227	$-	$546,214,052

Prime Money Market Fund Fund
Investment Securities:
Corporate Obligations	$-	$457,404,625	$-	$457,404,625
Variable Rate Demand Notes	-	380,655,000	-	380,655,000
U.S. Government and Government Agency Obligations	-	249,560,517	-	249,560,517
U.S. Treasury Obligations	-	501,631,039	-	501,631,039
Commercial Paper and Notes	-	4,006,235,659	-	4,006,235,659
Certificates of Deposit	-	3,170,041,398	-	3,170,041,398
Repurchase Agreements	-	1,580,000,000	-	1,580,000,000
Time Deposits	-	367,837,539	-	367,837,539

Total Investment Securities	$-	$10,713,365,777	$-	$10,713,365,777

Tax-Free Money Market Fund
Investment Securities:
Variable Rate Demand Notes	$-	$108,255,000	$-	$108,255,000
Commercial Paper and Notes	-	8,000,000	-	8,000,000
Municipal Bonds	-	8,046,349	-	8,046,349
Investment Companies	5,205,239	-	-	5,205,239

Total Investment Securities	$5,205,239	$124,301,349	$-	$129,506,588

U.S. Government Money Market Fund
Investment Securities:
U.S. Government and Government Agency Obligations	$-	$5,509,246,037	$-	$5,509,246,037
U.S. Treasury Obligations	-	49,996,125	-	49,996,125
Repurchase Agreements	-	4,395,000,000	-	4,395,000,000

Total Investment Securities	$-	$9,954,242,162	$-	$9,954,242,162

U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	$-	$3,820,180,285	$-	$3,820,180,285

Total Investment Securities	$-	$3,820,180,285	$-	$3,820,180,285

Aggressive Strategy Fund
Investment Companies:
Affiliated Investment Companies	$854,843	$-	$-	$854,843
Affiliated Portfolios	-	7,259,309	-	7,259,309
Unaffiliated Investment Companies	3,447,893	-	-	3,447,893
Exchange Traded Funds	725,481	-	-	725,481

Total Investment Companies	$5,028,217	$7,259,309	$-	$12,287,526

Balanced Strategy Fund
Investment Companies:
Affiliated Investment Companies	$1,899,278	$-	$-	$1,899,278
Affiliated Portfolios	-	14,292,348	-	14,292,348
Unaffiliated Investment Companies	17,418,739	-	-	17,418,739
Exchange Traded Funds	1,653,796	-	-	1,653,796

Total Investment Companies	$20,971,813	$14,292,348	$-	$35,264,161

Moderate Strategy Fund
Investment Companies:
Affiliated Investment Companies	$1,502,336	$-	$-	$1,502,336
Affiliated Portfolios	-	10,796,867	-	10,796,867
Unaffiliated Investment Companies	23,106,523	-	-	23,106,523
Exchange Traded Funds	1,081,793	-	-	1,081,793

Total Investment Companies	$25,690,652	$10,796,867	$-	$36,487,519

Conservative Strategy Fund
Investment Companies:
Affiliated Investment Companies	$453,638	$-	$-	$453,638
Affiliated Portfolios	-	2,807,054	-	2,807,054
Unaffiliated Investment Companies	10,473,142	-	-	10,473,142
Exchange Traded Funds	139,974	-	-	139,974

Total Investment Companies	$11,066,754	$2,807,054	$-	$13,873,808

Growth Portfolio
Investment Securities:
Common Stocks(a)	$86,149,716	$-	$-	$86,149,716
Investment Companies	1,366,793	-	-	1,366,793

Total Investment Securities	$87,516,509	$-	$-	$87,516,509

International Equity Portfolio
Investment Securities:
Common Stocks(a)	$38,198,815	$-	$-	$38,198,815
Investment Companies	242,891	-	-	242,891

Total Investment Securities	38,441,706	-	-	38,441,706

Other Financial Instruments*	-	46,302	-	46,302

Total Investments	$38,441,706	$46,302	$-	$38,488,008

Opportunity Portfolio
Investment Securities:
Common Stocks(a)	$121,396,209	$-	$-	$121,396,209
Investment Companies	390,798	-	-	390,798

Total Investment Securities	$121,787,007	$-	$-	$121,787,007

Value Portfolio
Investment Securities:
Common Stocks(a)	$45,577,839	$-	$-	$45,577,839
Investment Companies	2,263,721	-	-	2,263,721

Total Investment Securities	$47,841,560	$-	$-	$47,841,560

* Other financial instruments would include any derivative instruments, such as any currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	For detailed industry or country descriptions, see the accompanying Schedules of Portfolio Investments.

          Each of the Funds and Portfolios recognizes significant transfers between fair value hierarchy levels at the reporting period end. The only significant transfers between Levels 1 and 2 as of July 31, 2010 are related to the use of the systematic valuation model to value foreign securities in the International Equity Portfolio.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Investor Funds

By (Signature and Title)*	/s/	Richard A. Fabietti

Richard A. Fabietti, President

Date		September 28, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Richard A. Fabietti

Richard A. Fabietti, President

Date	September 28, 2010

By (Signature and Title)*	/s/	Ty Edwards

Ty Edwards, Treasurer

Date	September 28, 2010

* Print the name and title of each signing officer under his or her signature.